UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jason Hadler
Professionally Managed Portfolios
c/o U.S. Bank Global Fund Services
777 E. Wisconsin Avenue
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 516-1523
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  June 30, 2023

Item 1. Report to Stockholders.

(a)

Muzinich & Co.

Muzinich Credit Opportunities Fund

Muzinich U.S. High Yield Credit Fund

Muzinich Low Duration Fund

SEMI-ANNUAL REPORT
June 30, 2023

Muzinich Funds

TABLE OF CONTENTS

Sector Allocations	1
Schedules of Investments	4
Statements of Assets and Liabilities	31
Statements of Operations	32
Statements of Changes in Net Assets	33
Financial Highlights	36
Notes to Financial Statements	41
Expense Examples	53
Statement Regarding Liquidity Risk Management Program	55
Additional Information	56
Privacy Notice	57

 (This Page Intentionally Left Blank.)

Muzinich Credit Opportunities Fund
(“Credit Opportunities Fund”)

SECTOR ALLOCATIONS at June 30, 2023 (Unaudited)

Sector	% of Net Assets

Sovereign	12.1%
Healthcare	8.0%
Energy	7.9%
Automotive & Auto Parts	6.0%
Telecommunications	6.0%
Food/Beverage/Tobacco	5.9%
Diversified Financial Services	5.6%
Banking	4.9%
Homebuilders/Real Estate	4.1%
Capital Goods	3.6%
Technology	3.5%
Airlines	2.9%
Containers	2.7%
Transportation Excluding Air/Rail	2.6%
Utilities	2.4%
Chemicals	2.1%
Money Market Funds	2.1%
Restaurants	2.1%
Super Retail	2.1%
Services	1.7%
Broadcasting	1.3%
Food & Drug Retail	1.1%
Leisure	1.1%
Metals/Mining	1.0%
U.S. Treasury Bills	1.0%
Gaming	0.8%
Building Materials	0.7%
Diversified Media	0.6%
Hotels	0.6%
Steel	0.6%
Aerospace/Defense	0.5%
Paper	0.5%
Cable/Satellite TV	0.4%
Environmental	0.3%
Publishing/Printing	0.2%
Cash & Equivalents[1]	1.0%
Total	100.0%

[1]	Represents cash, short-term securities, and other assets in excess of liabilities.

Muzinich U.S. High Yield Credit Fund
(“U.S. High Yield Credit Fund”)

SECTOR ALLOCATIONS at June 30, 2023 (Unaudited)

Sector	% of Net Assets

Energy	12.0%
Healthcare	9.0%
Telecommunications	7.4%
Homebuilders/Real Estate	6.0%
Services	5.7%
Leisure	5.2%
Diversified Financial Services	4.9%
Cable/Satellite TV	3.9%
Gaming	3.6%
Containers	3.5%
Restaurants	2.9%
Super Retail	2.8%
Aerospace/Defense	2.6%
Airlines	2.5%
Automotive & Auto Parts	2.5%
Utilities	2.4%
Capital Goods	2.3%
Metals/Mining	2.1%
Chemicals	2.0%
Technology	1.9%
Broadcasting	1.7%
Consumer-Products	1.7%
Diversified Media	1.7%
Building Materials	1.3%
Food/Beverage/Tobacco	1.3%
Steel	1.1%
Food & Drug Retail	0.7%
Hotels	0.6%
Paper	0.6%
Publishing/Printing	0.4%
Money Market Funds	0.4%
Transportation Excluding Air/Rail	0.4%
Entertainment/Film	0.3%
Environmental	0.3%
Insurance	0.3%
Cash & Equivalents[1]	2.0%
Total	100.0%

[1]	Represents cash and other assets in excess of liabilities.

Muzinich Low Duration Fund
(“Low Duration Fund”)

SECTOR ALLOCATIONS at June 30, 2023 (Unaudited)

Sector	% of Net Assets

Banking	22.8%
Diversified Financial Services	15.7%
Automotive & Auto Parts	8.6%
Homebuilders/Real Estate	6.6%
Healthcare	4.1%
Collateralized Debt Obligations	3.3%
Telecommunications	3.3%
Technology	2.9%
Capital Goods	2.5%
Transportation Excluding Air/Rail	2.3%
Chemicals	2.2%
Energy	2.2%
Food/Beverage/Tobacco	2.1%
Services	2.1%
Hotels	2.0%
Airlines	1.8%
Utilities	1.5%
Cable/Satellite TV	1.2%
Containers	1.2%
Gaming	0.9%
Agency	0.8%
Building Materials	0.8%
Metals/Mining	0.7%
Steel	0.7%
Super Retail	0.6%
Supranational	0.5%
Food & Drug Retail	0.4%
Insurance	0.4%
Leisure	0.4%
Paper	0.4%
Broadcasting	0.3%
Consumer-Products	0.3%
Publishing/Printing	0.3%
Railroads	0.3%
Diversified Media	0.2%
Money Market Funds	0.2%
Cash & Equivalents[1]	3.4%
Total	100.0%

[1]	Represents cash, short-term securities, and other assets in excess of liabilities.

Credit Opportunities Fund

SCHEDULE OF INVESTMENTS at June 30, 2023 (Unaudited)

Principal
Amount†			Value
CORPORATE BONDS: 80.0%

Aerospace/Defense: 0.5%
		Embraer Netherlands Finance BV
	900,000	5.050%, 6/15/25	$887,175
		Rolls-Royce PLC
EUR	525,000	1.625%, 5/9/28	486,239
			1,373,414

Airlines: 2.6%
		American Airlines Inc /
		AAdvantage Loyalty IP Ltd
	550,000	5.500%, 4/20/26	543,019
	425,000	5.750%, 4/20/29	413,108
		Delta Air Lines Inc
	1,250,000	7.375%, 1/15/26	1,304,400
		easyJet FinCo BV
EUR	900,000	1.875%, 3/3/28	858,636
		Emirates Airline
	430,440	4.500%, 2/6/25	424,426
		Korean Air Lines Co Ltd
	620,000	4.750%, 9/23/25	608,079
		Mileage Plus Holdings LLC /
		Mileage Plus Intellectual
		Property Assets Ltd
	720,000	6.500%, 6/20/27	722,339
		Singapore Airlines Ltd
	1,836,000	3.000%, 7/20/26	1,719,809
		Wizz Air Finance Co BV
EUR	550,000	1.350%, 1/19/24	587,627
EUR	650,000	1.000%, 1/19/26	626,563
			7,808,006

Automotive & Auto Parts: 5.7%
		Autoliv Inc
EUR	500,000	4.250%, 3/15/28	541,597
		CA Auto Bank SPA
EUR	850,000	4.375%, 6/8/26	927,860
		Continental AG
EUR	650,000	3.625%, 11/30/27	701,183
		Ford Motor Credit Co LLC
	775,000	3.370%, 11/17/23	767,815
	1,275,000	3.810%, 1/9/24	1,258,134
	1,050,000	2.300%, 2/10/25	982,651
		General Motors Financial Co Inc
EUR	650,000	0.850%, 2/26/26	646,720
		Hyundai Capital America
	1,698,000	1.650%, 9/17/26	1,496,377
		IHO Verwaltungs GmbH
EUR	400,000	3.750% Cash or
		5.000% PIK, 9/15/26	408,335
		Kia Corp
	470,000	3.250%, 4/21/26	439,440
		Magna International Inc
EUR	1,000,000	4.375%, 3/17/32	1,104,599
		Mercedes-Benz Finance Canada Inc
EUR	825,000	3.000%, 2/23/27	876,383
		Nissan Motor Co Ltd
	850,000	4.810%, 9/17/30	745,962
		PACCAR Financial Europe BV
EUR	750,000	3.250%, 11/29/25	804,659
		RCI Banque SA
EUR	490,000	1.625%, 5/26/26	492,762
		Schaeffler AG
EUR	900,000	2.750%, 10/12/25	943,102
		Stellantis NV
EUR	975,000	4.250%, 6/16/31	1,048,312
EUR	500,000	2.750%, 4/1/32	482,628
		Valeo
EUR	800,000	1.000%, 8/3/28	709,085
		Volkswagen Financial Services NV
EUR	500,000	3.750%, 11/25/24	541,646
		Volkswagen International Finance NV
EUR	600,000	4.125%, 11/15/25	650,510
EUR	400,000	3.500% (5 Year Swap Rate
		EUR + 3.746%), 6/17/66 [1,3,4]	410,565
			16,980,325

Banking: 3.7%
		Banco Bradesco SA
	909,000	3.200%, 1/27/25	868,422
		Bancolombia SA
	500,000	6.909% (5 Year CMT
		Rate + 2.929%), 10/18/27 [1,4]	474,354
		Bank of America Corp
	1,275,000	1.898% (SOFR + 1.530%),
		7/23/31 [1,4]	1,015,518
		Barclays PLC
	1,000,000	2.852% (SOFR + 2.714%), 5/7/26 [1,4]	936,927
		BBVA Bancomer SA
	1,282,000	1.875%, 9/18/25	1,180,399
		BPCE SA
	700,000	1.652% (SOFR + 1.520%),
		10/6/26 [1,4]	628,035
		Emirates NBD Bank PJSC
	280,000	5.625%, 10/21/27	287,918
		HSBC Holdings PLC
EUR	250,000	3.000%, 6/30/25	265,309
		JPMorgan Chase & Co
	1,500,000	5.350% (SOFR + 1.845%),
		6/1/34 [1,4]	1,511,849
		Lloyds Banking Group PLC
	1,000,000	3.900%, 3/12/24	984,541
		QNB Finance Ltd
	2,115,000	2.625%, 5/12/25	2,009,371
		United Overseas Bank Ltd
	900,000	3.863% (5 Year CMT
		Rate + 1.450%), 10/7/32 [1,4]	843,392
			11,006,035

The accompanying notes are an integral part of these financial statements.

Credit Opportunities Fund

SCHEDULE OF INVESTMENTS at June 30, 2023 (Unaudited) (Continued)

Principal
Amount†			Value
CORPORATE BONDS: 80.0% (Continued)

Broadcasting: 1.3%
		TEGNA Inc
	1,125,000	4.750%, 3/15/26	$1,075,197
		Universal Music Group NV
EUR	1,075,000	4.000%, 6/13/31	1,170,091
		Warnermedia Holdings Inc
	1,675,000	3.788%, 3/15/25	1,615,591
			3,860,879

Building Materials: 0.7%
		Builders FirstSource Inc
	500,000	4.250%, 2/1/32	435,620
		CRH Funding BV
EUR	750,000	1.875%, 1/9/24	809,566
		Standard Industries Inc
	900,000	5.000%, 2/15/27	858,693
			2,103,879

Cable/Satellite TV: 0.4%
		CCO Holdings LLC /
		CCO Holdings Capital Corp
	1,175,000	5.500%, 5/1/26	1,146,738

Capital Goods: 3.2%
		AGCO International Holdings BV
EUR	275,000	0.800%, 10/6/28	250,024
		Daimler Truck International
		Finance BV
EUR	600,000	3.875%, 6/19/29	648,585
		Eaton Corp
	1,300,000	4.150%, 3/15/33	1,234,948
		John Deere Capital Corp
	2,300,000	4.700%, 6/10/30	2,285,377
		Johnson Controls International PLC
EUR	358,000	1.375%, 2/25/25	373,927
		Parker-Hannifin Corp
	950,000	3.250%, 3/1/27	891,877
		Regal Rexnord Corp
	1,350,000	6.050%, 4/15/28	1,338,233
	1,350,000	6.400%, 4/15/33	1,349,351
		Traton Finance Luxembourg SA
EUR	700,000	0.125%, 11/10/24	721,965
EUR	400,000	4.125%, 11/22/25	431,876
			9,526,163

Chemicals: 2.1%
		Alpek SAB de CV
	868,000	4.250%, 9/18/29	775,341
		Braskem Netherlands Finance BV
	900,000	4.500%, 1/31/30	773,917
		MEGlobal BV
	700,000	4.250%, 11/3/26	672,750
		MEGlobal Canada ULC
	310,000	5.000%, 5/18/25	304,372
	750,000	5.000%, 5/18/25	736,384
		Orbia Advance Corp SAB de CV
	1,400,000	4.000%, 10/4/27	1,314,026
		Sherwin-Williams Co
	1,225,000	3.450%, 6/1/27	1,154,958
	875,000	2.900%, 3/15/52	562,810
			6,294,558

Containers: 2.7%
		Ardagh Packaging Finance PLC /
		Ardagh Holdings USA Inc
EUR	1,525,000	2.125%, 8/15/26	1,484,009
EUR	825,000	2.125%, 8/15/26	802,906
		Ball Corp
	1,500,000	4.000%, 11/15/23	1,490,100
	1,125,000	6.000%, 6/15/29
		Crown European Holdings SA
EUR	125,000	5.000%, 5/15/28	137,935
		DS Smith PLC
EUR	525,000	0.875%, 9/12/26	512,424
		Graphic Packaging International LLC
	1,525,000	0.821%, 4/15/24	1,463,618
		Sealed Air Corp/Sealed Air Corp US
	225,000	6.125%, 2/1/28	223,575
		SIG Combibloc PurchaseCo SARL
EUR	775,000	2.125%, 6/18/25	817,288
			8,049,824

Diversified Financial Services: 4.9%
		AXA Logistics Europe Master SCA
EUR	500,000	0.375%, 11/15/26	470,069
		DAE Funding LLC
	1,400,000	3.375%, 3/20/28	1,263,270
		Goldman Sachs Group Inc
	1,900,000	4.223% (3 Month LIBOR
		USD + 1.563%), 5/1/29 [1,4]	1,795,233
		Grupo de Inversiones
		Suramericana SA
	1,500,000	5.500%, 4/29/26	1,422,239
		ICD Funding Ltd
	1,900,000	3.223%, 4/28/26	1,775,503
		Lion/Polaris Lux 4 SA
	959,000	3.250%, 9/30/40	744,859
		Macquarie Airfinance Holdings Ltd
	725,000	8.375%, 5/1/28	734,809
		MDGH GMTN RSC Ltd
	880,000	2.875%, 11/7/29	795,971
	790,000	3.700%, 11/7/49	631,356
		Nasdaq Inc
	2,275,000	5.350%, 6/28/28	2,279,340
	1,125,000	5.550%, 2/15/34	1,129,487
	1,125,000	5.950%, 8/15/53	1,151,330
		Navient Corp
	500,000	6.125%, 3/25/24	496,539
			14,690,005

The accompanying notes are an integral part of these financial statements.

Credit Opportunities Fund

SCHEDULE OF INVESTMENTS at June 30, 2023 (Unaudited) (Continued)

Principal
Amount†			Value
CORPORATE BONDS: 80.0% (Continued)

Diversified Media: 0.6%
		Match Group Holdings II LLC
	1,025,000	5.625%, 2/15/29	$962,023
		WPP Finance 2016
EUR	700,000	1.375%, 3/20/25	727,991
			1,690,014

Energy: 7.9%
		Cheniere Corpus
		Christi Holdings LLC
	2,475,000	5.125%, 6/30/27	2,434,435
		Cheniere Energy Partners LP
	1,000,000	4.500%, 10/1/29	918,477
	1,125,000	5.950%, 6/30/33	1,131,120
		Ecopetrol SA
	670,000	4.125%, 1/16/25	644,083
		Enterprise Products Operating LLC
	975,000	3.200%, 2/15/52	685,401
		EQT Corp
	609,000	6.125%, 2/1/25	606,126
		Galaxy Pipeline Assets Bidco Ltd
	1,390,179	1.750%, 9/30/27	1,283,496
		Kinder Morgan Inc
	1,600,000	4.300%, 3/1/28	1,529,937
	1,300,000	5.200%, 6/1/33	1,258,107
		Leviathan Bond Ltd
	775,000	6.125%, 6/30/25	759,500
		Oleoducto Central SA
	924,000	4.000%, 7/14/27	810,270
		Pertamina Persero PT
	700,000	3.650%, 7/30/29	647,939
		Plains All American Pipeline LP /
		PAA Finance Corp
	1,950,000	3.550%, 12/15/29	1,711,114
		Qatar Energy
	500,000	3.300%, 7/12/51	368,042
		QatarEnergy
	900,000	2.250%, 7/12/31	755,959
		Repsol International Finance BV
EUR	1,075,000	3.750% (5 Year Swap Rate
		EUR + 4.000%), 6/11/71 [1,3,4]	1,099,923
		Rockies Express Pipeline LLC
	2,425,000	3.600%, 5/15/25	2,293,784
		TotalEnergies SE
EUR	1,475,000	2.625% (5 Year Swap Rate
		EUR + 2.148%), 2/26/71 [1,3,4]	1,530,220
		Venture Global LNG Inc
	1,400,000	8.125%, 6/1/28	1,419,733
		Wintershall Dea Finance 2 BV
EUR	1,000,000	2.499% (5 Year Swap Rate
		EUR + 2.924%), 7/20/70 [1,3,4]	930,773
		Wintershall Dea Finance BV
EUR	900,000	1.332%, 9/25/28	826,975
			23,645,414

Environmental: 0.3%
		GFL Environmental Inc
	800,000	3.750%, 8/1/25	761,848

Food & Drug Retail: 1.1%
		Albertsons Cos Inc / Safeway Inc /
		New Albertsons LP / Albertsons LLC
	1,825,000	7.500%, 3/15/26	1,857,576
	750,000	6.500%, 2/15/28	752,096
		Roadster Finance DAC
EUR	525,000	1.625%, 12/9/24	523,282
			3,132,954

Food/Beverage/Tobacco: 5.9%
		Bacardi Ltd / Bacardi-Martini BV
	750,000	5.250%, 1/15/29	743,956
	1,125,000	5.400%, 6/15/33	1,115,403
		BRF SA
	850,000	4.750%, 5/22/24	835,181
		Constellation Brands Inc
	1,960,000	2.250%, 8/1/31	1,602,331
	1,550,000	4.900%, 5/1/33	1,522,479
		Indofood BCP Sukses
	1,510,000	3.398%, 6/9/31	1,277,866
		Kraft Heinz Foods Co
	1,775,000	4.875%, 10/1/49	1,619,048
		Louis Dreyfus Co Finance BV
EUR	1,575,000	2.375%, 11/27/25	1,639,291
		McCormick & Co Inc
	1,425,000	4.950%, 4/15/33	1,399,219
		Minerva Luxembourg SA
	770,000	5.875%, 1/19/28	702,370
		Molson Coors Beverage Co
	1,925,000	3.000%, 7/15/26	1,798,243
		Sigma Alimentos S.A. de CV
	1,048,000	4.125%, 5/2/26	1,000,320
		Sysco Corp
	925,000	3.150%, 12/14/51	640,486
		Viterra Finance BV
EUR	1,575,000	0.375%, 9/24/25	1,568,864
			17,465,057

Gaming: 0.8%
		Caesars Entertainment Inc
	2,400,000	6.250%, 7/1/25	2,390,841

Healthcare: 8.0%
		Amgen Inc
	700,000	5.250%, 3/2/33	701,271
	1,425,000	5.650%, 3/2/53	1,440,730
		Bayer AG
EUR	400,000	4.500% (5 Year Swap Rate
		EUR + 3.751%), 3/25/82 [1,4]	413,328
		Becton Dickinson Euro Finance SARL
EUR	600,000	1.208%, 6/4/26	606,989

The accompanying notes are an integral part of these financial statements.

Credit Opportunities Fund

SCHEDULE OF INVESTMENTS at June 30, 2023 (Unaudited) (Continued)

Principal
Amount†			Value
CORPORATE BONDS: 80.0% (Continued)

Healthcare: 8.0% (Continued)
		Centene Corp
	375,000	4.625%, 12/15/29	$345,355
		CVS Health Corp
	1,600,000	1.300%, 8/21/27	1,375,858
	1,125,000	5.250%, 2/21/33	1,120,651
	1,125,000	5.300%, 6/1/33	1,123,348
	250,000	5.875%, 6/1/53	256,617
		Eli Lilly & Co
	1,475,000	4.700%, 2/27/33	1,492,463
		GN Store Nord AS
EUR	500,000	0.875%, 11/25/24	508,990
		HCA Inc
	1,500,000	5.000%, 3/15/24	1,490,750
	1,950,000	3.625%, 3/15/32	1,692,725
	1,050,000	5.500%, 6/1/33	1,048,217
	425,000	4.625%, 3/15/52	349,164
		IQVIA Inc
	300,000	6.500%, 5/15/30	303,332
		Pfizer Investment Enterprises Pte Ltd
	1,500,000	4.750%, 5/19/33	1,494,243
	2,350,000	5.300%, 5/19/53	2,444,099
		Service Corp International
	600,000	3.375%, 8/15/30	501,600
	600,000	4.000%, 5/15/31	511,782
		Thermo Fisher Scientific Inc
EUR	600,000	0.750%, 9/12/24	630,132
		UnitedHealth Group Inc
	775,000	4.500%, 4/15/33	756,009
	2,166,000	5.050%, 4/15/53	2,152,031
		Utah Acquisition Sub Inc
EUR	600,000	2.250%, 11/22/24	634,673
		Werfen SA
EUR	300,000	0.500%, 10/28/26	286,996
			23,681,353

Homebuilders/Real Estate: 3.4%
		Aroundtown SA
EUR	700,000	0.625%, 7/9/25	665,309
EUR	300,000	0.375%, 4/15/27	235,564
		Balder Finland Oyj
EUR	975,000	1.000%, 1/18/27	802,195
		Blackstone Property Partners
		Europe Holdings SARL
EUR	625,000	2.000%, 2/15/24	663,928
EUR	900,000	1.000%, 10/20/26	810,267
		Castellum Helsinki Finance
		Holding Abp
EUR	800,000	2.000%, 3/24/25	802,593
		CTP NV
EUR	1,025,000	0.625%, 9/27/26	904,374
		Heimstaden Bostad Treasury BV
EUR	1,600,000	1.000%, 4/13/28	1,190,535
		Logicor Financing SARL
EUR	1,000,000	0.750%, 7/15/24	1,040,252
EUR	200,000	1.500%, 7/13/26	188,647
		MasTec Inc
	925,000	4.500%, 8/15/28	853,657
		Tritax EuroBox PLC
EUR	975,000	0.950%, 6/2/26	899,914
		VIA Outlets BV
EUR	1,375,000	1.750%, 11/15/28	1,206,767
			10,264,002

Hotels: 0.6%
		Hilton Domestic Operating Co Inc
	900,000	5.375%, 5/1/25	890,265
		Whitbread Group PLC
GBP	700,000	3.375%, 10/16/25	815,238
			1,705,503

Leisure: 1.1%
		Booking Holdings Inc
EUR	625,000	4.000%, 11/15/26	683,925
		Expedia Group Inc
	825,000	5.000%, 2/15/26	813,853
	1,100,000	4.625%, 8/1/27	1,066,751
		Royal Caribbean Cruises Ltd
	593,000	11.500%, 6/1/25	629,706
			3,194,235

Metals/Mining: 1.0%
		AngloGold Ashanti Holdings PLC
	1,188,000	3.750%, 10/1/30	1,020,344
		Corp Nacional del Cobre de Chile
	350,000	3.150%, 1/14/30	310,333
	400,000	3.750%, 1/15/31	363,726
		Gold Fields Orogen
		Holdings BVI Ltd
	1,185,000	6.125%, 5/15/29	1,199,335
			2,893,738

Paper: 0.5%
		Inversiones CMPC SA
	1,515,000	4.375%, 4/4/27	1,457,107

Publishing/Printing: 0.2%
		Informa PLC
EUR	700,000	2.125%, 10/6/25	728,847

Restaurants: 2.1%
		1011778 BC ULC /
		New Red Finance Inc
	1,200,000	5.750%, 4/15/25	1,199,239
		McDonald’s Corp
EUR	600,000	2.375%, 11/27/24	643,194
		Starbucks Corp
	1,700,000	4.000%, 11/15/28	1,630,964
	925,000	4.800%, 2/15/33	913,565
	1,325,000	3.500%, 11/15/50	1,005,916

The accompanying notes are an integral part of these financial statements.

Credit Opportunities Fund

SCHEDULE OF INVESTMENTS at June 30, 2023 (Unaudited) (Continued)

Principal
Amount†			Value
CORPORATE BONDS: 80.0% (Continued)

Restaurants: 2.1% (Continued)
		Yum! Brands Inc
	750,000	3.875%, 11/1/23	$744,243
			6,137,121

Services: 1.7%
		ISS Finance BV
EUR	525,000	1.250%, 7/7/25	538,830
		ISS Global A/S
EUR	850,000	0.875%, 6/18/26	841,624
		Ritchie Bros Holdings Inc
	150,000	7.750%, 3/15/31	155,801
		United Rentals North America Inc
	775,000	5.250%, 1/15/30	740,531
		Verisure Holding AB
EUR	1,300,000	3.875%, 7/15/26	1,334,454
		WESCO Distribution Inc
	1,525,000	7.125%, 6/15/25	1,542,328
			5,153,568

Steel: 0.6%
		ABJA Investment Co Pte Ltd
	812,000	5.450%, 1/24/28	801,914
		GUSAP III LP
	1,200,000	4.250%, 1/21/30	1,112,974
			1,914,888

Super Retail: 2.1%
		Home Depot Inc
	2,500,000	4.500%, 9/15/32	2,469,038
		Lowe’s Cos Inc
	1,525,000	3.750%, 4/1/32	1,380,145
	1,500,000	5.150%, 7/1/33	1,499,699
		Tractor Supply Co
	1,025,000	5.250%, 5/15/33	1,017,066
			6,365,948

Technology: 3.5%
		Apple Inc
	875,000	4.300%, 5/10/33	870,329
	1,725,000	4.850%, 5/10/53	1,764,947
		Broadcom Inc
	1,525,000	4.150%, 4/15/32	1,381,426
	1,500,000	3.469%, 4/15/34	1,230,346
		Cellnex Finance Co SA
EUR	400,000	2.250%, 4/12/26	409,530
		Dell Bank International DAC
EUR	650,000	4.500%, 10/18/27	716,320
		Oracle Corp
	1,525,000	4.900%, 2/6/33	1,480,269
	725,000	3.600%, 4/1/50	517,628
	1,100,000	3.950%, 3/25/51	833,537
		SK Hynix Inc
	200,000	6.375%, 1/17/28	200,860
		SK On Co Ltd
	970,000	5.375%, 5/11/26	962,289
			10,367,481

Telecommunications: 6.0%
		Bharti Airtel Ltd
	1,100,000	3.250%, 6/3/31	951,434
		PPF Telecom Group BV
EUR	195,000	3.250%, 9/29/27	198,149
		Rogers Communications Inc
	3,725,000	2.950%, 3/15/25	3,536,831
		SES SA
EUR	650,000	3.500%, 1/14/29	655,655
		Sitios Latinoamerica SAB de CV
	1,783,000	5.375%, 4/4/32	1,615,476
		Sprint LLC
	2,138,000	7.875%, 9/15/23	2,145,051
	1,025,000	7.625%, 3/1/26	1,065,678
		Telefonica Europe BV
EUR	1,200,000	3.875% (8 Year Swap Rate
		EUR + 2.967%), 9/22/70 [1,3,4]	1,212,500
		T-Mobile USA Inc
	1,125,000	2.250%, 2/15/26	1,034,778
	1,700,000	3.875%, 4/15/30	1,567,029
	1,800,000	2.550%, 2/15/31	1,496,366
	1,100,000	5.050%, 7/15/33	1,079,705
	1,375,000	3.300%, 2/15/51	963,337
		Ziggo BV
EUR	500,000	2.875%, 1/15/30	441,318
			17,963,307

Transportation Excluding Air/Rail: 2.4%
		Australia Pacific Airports
		Melbourne Pty Ltd
EUR	1,000,000	4.375%, 5/24/33	1,088,202
		Autostrade per l’Italia SPA
EUR	1,000,000	1.750%, 2/1/27	996,271
EUR	875,000	5.125%, 6/14/33	957,461
		DP World Ltd
EUR	1,395,000	2.375%, 9/25/26	1,438,239
		Gatwick Funding Ltd
GBP	250,000	6.125%, 3/2/26	313,118
		Go-Ahead Group Ltd
GBP	800,000	2.500%, 7/6/24	967,942
		Heathrow Funding Ltd
GBP	325,000	7.125%, 2/14/24	413,215
		Holding d’Infrastructures
		de Transport SASU
EUR	500,000	1.625%, 9/18/29	466,393
		Stagecoach Group Ltd
GBP	505,000	4.000%, 9/29/25	588,551
			7,229,392

The accompanying notes are an integral part of these financial statements.

Credit Opportunities Fund

SCHEDULE OF INVESTMENTS at June 30, 2023 (Unaudited) (Continued)

Principal
Amount†			Value
CORPORATE BONDS: 80.0% (Continued)

Utilities: 2.4%
		Acquirente Unico SPA
EUR	850,000	2.800%, 2/20/26	$884,939
		E.ON SE
EUR	850,000	3.500%, 1/12/28	920,435
		Enel SPA
EUR	850,000	2.250% (5 Year Swap Rate
		EUR + 2.679%), 3/10/71 [1,3,4]	804,825
EUR	150,000	6.375% (5 Year Swap Rate
		EUR + 3.486%), 7/16/71 [1,3,4]	165,170
		Eversource Energy
	1,275,000	5.450%, 3/1/28	1,281,766
		National Central Cooling Co PJSC
	1,600,000	2.500%, 10/21/27	1,437,968
		Redexis Gas Finance BV
EUR	500,000	1.875%, 5/28/25	519,835
		Statkraft AS
EUR	350,000	3.500%, 6/9/33	379,515
		Statnett SF
EUR	600,000	3.500%, 6/8/33	651,384
			7,045,837
TOTAL CORPORATE BONDS
(Cost $245,002,003)			238,028,281

U.S. GOVERNMENT NOTES/BONDS: 12.1%

Sovereign: 12.1%
		United States Treasury Note/Bond
	8,900,000	3.750%, 5/31/30	8,773,453
	8,500,000	2.875%, 5/15/32	7,878,604
	14,375,000	3.500%, 2/15/33	13,997,656
	1,625,000	4.000%, 11/15/52	1,666,895
	3,800,000	3.625%, 2/15/53	3,642,062
			35,958,670
TOTAL U.S. GOVERNMENT NOTES/BONDS
(Cost $36,414,749)			35,958,670

FOREIGN GOVERNMENT NOTES/BONDS: 2.6%

Airlines: 0.3%
		Air France-KLM
EUR	900,000	7.250%, 5/31/26	1,011,545

Automotive & Auto Parts: 0.3%
		RCI Banque SA
EUR	675,000	4.125%, 12/1/25	729,222

Banking: 0.5%
		Argenta Spaarbank NV
EUR	400,000	5.375% (1 Year Swap Rate
		EUR + 2.750%), 11/29/27 [1,4]	434,801
		BPCE SA
EUR	600,000	4.000%, 11/29/32	646,391
		KBC Group NV
EUR	300,000	4.375% (3 Month
		EURIBOR + 1.700%), 11/23/27 [1,4]	325,276
			1,406,468

Diversified Financial Services: 0.7%
		ALD SA
EUR	1,200,000	4.750%, 10/13/25	1,321,425
		Arval Service Lease SA
EUR	700,000	4.750%, 5/22/27	771,250
			2,092,675

Homebuilders/Real Estate: 0.6%
		VGP NV
EUR	900,000	1.625%, 1/17/27	795,316
		Vonovia SE
EUR	600,000	4.750%, 5/23/27	642,705
EUR	300,000	5.000%, 11/23/30	320,157
			1,758,178

Transportation Excluding Air/Rail: 0.2%
		Aeroports de Paris
EUR	700,000	1.500%, 7/2/32	628,027

TOTAL FOREIGN GOVERNMENT NOTES/BONDS
(Cost $7,322,744)			7,626,115

The accompanying notes are an integral part of these financial statements.

Credit Opportunities Fund

SCHEDULE OF INVESTMENTS at June 30, 2023 (Unaudited) (Continued)

Principal
Amount†			Value
CONVERTIBLE BONDS: 0.7%

Banking: 0.7%
		Bank Leumi Le-Israel BM
	1,330,000	3.275% (5 Year CMT
		Rate + 1.631%), 1/29/31 [1,4]	$1,191,866
		Toronto-Dominion Bank
EUR	675,000	3.631%, 12/13/29	711,902
		Virgin Money UK PLC
EUR	275,000	4.625% (1 Year Swap Rate
		EUR + 1.750%), 10/29/28 [1,4]	282,171
			2,185,939
TOTAL CONVERTIBLE BONDS
(Cost $2,290,307)			2,185,939

BANK LOANS: 0.4%

Capital Goods: 0.4%
		Alison US TL B-1 (Alstom)
	518,540	10.773% (3 Months
		LIBOR + 5.500%), 8/29/23 [1,2]	243,714
		Alison US TL B-2 (Alstom)
		(Arvos Midco SARL)
	518,540	10.773% (3 Months
		LIBOR + 5.500%), 8/29/23 [1,2]	243,714
		Triton Solar US TL B
	769,193	11.202% (1 Month
		SOFR + 6.000%), 10/29/24 [1,2]	699,966
			1,187,394
Telecommunications: 0.0% [6]
		Constant Contact TL
	12	9.198% (3 Months
		LIBOR + 4.000%), 2/10/28 [1,2]	11
TOTAL BANK LOANS
(Cost $1,772,862)			1,187,405

SHORT-TERM INVESTMENTS: 3.1%

Money Market Funds: 2.1%
6,182,931	First American Treasury
	Obligations Fund – Institutional
	Class, 5.035% [7]	6,182,931

U.S. Treasury Bills: 1.0%
	United States Treasury Bill
2,900,000	5.303%, 11/2/2023 [5]	2,848,847
TOTAL SHORT-TERM INVESTMENTS
(Cost $9,030,915)		9,031,778

TOTAL INVESTMENTS IN SECURITIES: 98.9%
(Cost $301,833,580)		294,018,188
Other Assets in Excess of Liabilities: 1.1%		3,152,970
TOTAL NET ASSETS: 100.0%		$297,171,158

†	In USD unless otherwise indicated.
CMT – Constant Maturity Treasury Rate
EUR – Euro
EURIBOR – Euro Interbank Offered Rate
GBP – Great Britain Pound
LIBOR – London Interbank Offered Rate
PIK – Payment-in-Kind - represents the security may pay interest in additional par.
SOFR – Secured Overnight Financing Rate
USD – United States Dollar
[1]	Variable rate security; rate shown is the rate in effect on June 30, 2023. An index may have a negative rate. Interest rate may also be subject to a cap or floor.
[2]
Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate or other daily lending rate offered or referenced by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.

[3]	Perpetual call date security. Date shown is next call date.
[4]	Fixed-to-variable or fixed-to-float bond; rate shown is the rate in effect on June 30, 2023. An index may have a negative rate. Interest rate may also be subject to a cap or floor.
[5]	Rate represents the yield to maturity from purchase price.
[6]	Does not round to 0.1% or (0.1)% of net assets.
[7]	Annualized seven-day effective yield as of June 30, 2023.

The accompanying notes are an integral part of these financial statements.

Credit Opportunities Fund

SCHEDULE OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS at June 30, 2023 (Unaudited)

The Credit Opportunities Fund had the following forward foreign currency exchange contracts outstanding with the U.S. Bank N.A.:

			U.S. Dollar Value at			U.S. Dollar Value at	Unrealized Appreciation
Settlement Date	Currency to be Delivered		June 30, 2023	Currency to be Received		June 30, 2023	(Depreciation)
9/19/23	EUR	65,200,000	$71,439,881	USD	70,750,100	$70,750,100	$(689,781)
9/19/23	GBP	2,500,000	3,175,623	USD	3,148,995	3,148,995	(26,628)
			$74,615,504			$73,899,095	$(716,409)
The accompanying notes are an integral part of these financial statements.

U.S. High Yield Fund

SCHEDULE OF INVESTMENTS at June 30, 2023 (Unaudited)

Principal
Amount		Value
CORPORATE BONDS: 92.3%

Aerospace/Defense: 2.1%
	Bombardier Inc
$125,000	7.875%, 4/15/27	$124,844
50,000	7.500%, 2/1/29	49,479
	Spirit AeroSystems Inc
250,000	9.375%, 11/30/29	267,975
	TransDigm Inc
300,000	6.250%, 3/15/26	298,786
		741,084

Airlines: 2.5%
	American Airlines Inc
125,000	11.750%, 7/15/25	137,173
	American Airlines Inc /
	AAdvantage Loyalty IP Ltd
250,000	5.500%, 4/20/26	246,827
250,000	5.750%, 4/20/29	243,004
	Delta Air Lines Inc
250,000	7.375%, 1/15/26	260,880
		887,884

Automotive & Auto Parts: 2.1%
	American Axle & Manufacturing Inc
100,000	6.500%, 4/1/27	94,999
25,000	6.875%, 7/1/28	23,405
	Benteler International AG
200,000	10.500%, 5/15/28	202,191
	Dana Inc
100,000	4.500%, 2/15/32	83,112
	Ford Motor Co
125,000	3.250%, 2/12/32	98,440
125,000	4.750%, 1/15/43	96,249
	ZF North America Capital Inc
150,000	7.125%, 4/14/30	152,735
		751,131

Broadcasting: 1.7%
	AMC Networks Inc
100,000	4.750%, 8/1/25	87,567
	Belo Corp
75,000	7.750%, 6/1/27	74,325
	Gray Escrow II Inc
125,000	5.375%, 11/15/31	83,016
	Nexstar Media Inc
100,000	5.625%, 7/15/27	93,327
	Scripps Escrow Inc
25,000	5.875%, 7/15/27	20,271
	Sirius XM Radio Inc
150,000	4.000%, 7/15/28	129,357
	TEGNA Inc
118,000	4.625%, 3/15/28	104,577
		592,440

Building Materials: 1.3%
	Camelot Return Merger Sub Inc
125,000	8.750%, 8/1/28	118,290
	Cornerstone Building Brands Inc
75,000	6.125%, 1/15/29	59,373
	JELD-WEN Inc
100,000	4.625%, 12/15/25	96,991
	Masonite International Corp
75,000	3.500%, 2/15/30	63,177
	New Enterprise Stone & Lime Co Inc
125,000	5.250%, 7/15/28	113,932
		451,763

Cable/Satellite TV: 3.9%
	CCO Holdings LLC /
	CCO Holdings Capital Corp
275,000	5.000%, 2/1/28	250,853
25,000	5.375%, 6/1/29	22,626
175,000	4.750%, 3/1/30	149,826
	CSC Holdings LLC
200,000	4.125%, 12/1/30	140,092
	DISH DBS Corp
125,000	7.750%, 7/1/26	77,051
50,000	5.250%, 12/1/26	40,205
100,000	5.750%, 12/1/28	74,574
	DISH Network Corp
175,000	11.750%, 11/15/27	170,743
	Midcontinent Communications /
	Midcontinent Finance Corp
300,000	5.375%, 8/15/27	281,440
	Videotron Ltd.
150,000	5.125%, 4/15/27	143,948
		1,351,358

Capital Goods: 1.9%
	Calderys Financing LLC
90,000	11.250%, 6/1/28	92,344
	Dornoch Debt Merger Sub Inc
125,000	6.625%, 10/15/29	102,128
	GrafTech Finance Inc
250,000	4.625%, 12/15/28	203,338
	GrafTech Global Enterprises Inc
100,000	9.875%, 12/15/28	99,375
	JB Poindexter & Co Inc
125,000	7.125%, 4/15/26	122,358
	Manitowoc Co Inc
50,000	9.000%, 4/1/26	49,801
		669,344

Chemicals: 1.6%
	Olympus Water US Holding Corp
200,000	9.750%, 11/15/28	195,440
	Tronox Inc
175,000	4.625%, 3/15/29	145,591
	WR Grace Holdings LLC
250,000	5.625%, 8/15/29	205,062
		546,093

The accompanying notes are an integral part of these financial statements.

U.S. High Yield Fund

SCHEDULE OF INVESTMENTS at June 30, 2023 (Unaudited) (Continued)

Principal
Amount		Value
CORPORATE BONDS: 92.3% (Continued)

Consumer-Products: 1.7%
	Central Garden & Pet Co
$50,000	4.125%, 10/15/30	$42,032
75,000	4.125%, 4/30/31	61,928
	Kronos Acquisition Holdings Inc /
	KIK Custom Products Inc
100,000	5.000%, 12/31/26	91,609
	Scotts Miracle-Gro Co
250,000	4.375%, 2/1/32	197,198
	Spectrum Brands Inc
250,000	3.875%, 3/15/31	205,268
		598,035

Containers: 3.1%
	Ardagh Packaging Finance PLC /
	Ardagh Holdings USA Inc
200,000	5.250%, 4/30/25	195,841
	Ball Corp
125,000	6.000%, 6/15/29	124,219
	Canpack SA / Canpack US LLC
200,000	3.875%, 11/15/29	163,025
	Graphic Packaging International LLC
250,000	3.750%, 2/1/30 [1]	215,945
	Mauser Packaging Solutions Holding Co
125,000	7.875%, 8/15/26	124,159
	Trident TPI Holdings Inc
75,000	12.750%, 12/31/28	77,869
	Trivium Packaging Finance BV
200,000	5.500%, 8/15/26	192,290
		1,093,348

Diversified Financial Services: 4.9%
	Bread Financial Holdings Inc
325,000	7.000%, 1/15/26	306,776
	Burford Capital Global Finance LLC
200,000	6.250%, 4/15/28	184,219
	Castlelake Aviation Finance DAC
175,000	5.000%, 4/15/27	155,125
	Icahn Enterprises LP / Icahn Enterprises
	Finance Corp
175,000	6.375%, 12/15/25	162,963
	Macquarie Airfinance Holdings Ltd
150,000	8.375%, 5/1/28	152,029
	Midcap Financial Issuer Trust
200,000	6.500%, 5/1/28	178,237
	Nationstar Mortgage Holdings Inc
150,000	6.000%, 1/15/27	139,722
100,000	5.750%, 11/15/31	82,650
	Navient Corp
150,000	7.250%, 9/25/23	150,247
100,000	6.125%, 3/25/24	99,308
	Williams Scotsman International Inc
125,000	4.625%, 8/15/28	114,431
		1,725,707

Diversified Media: 1.7%
	Advantage Sales & Marketing Inc
250,000	6.500%, 11/15/28	211,461
	Clear Channel Outdoor Holdings Inc
125,000	5.125%, 8/15/27	112,791
	Match Group Holdings II LLC
175,000	5.000%, 12/15/27	162,472
100,000	5.625%, 2/15/29	93,856
		580,580

Energy: 12.0%
	Ascent Resources Utica Holdings LLC /
	ARU Finance Corp
125,000	7.000%, 11/1/26	121,106
125,000	5.875%, 6/30/29	111,720
	Baytex Energy Corp
175,000	8.500%, 4/30/30	171,077
	Blue Racer Midstream LLC /
	Blue Racer Finance Corp
250,000	7.625%, 12/15/25	252,953
131,000	6.625%, 7/15/26	129,792
	CITGO Petroleum Corp
150,000	7.000%, 6/15/25	147,322
	Civitas Resources Inc
225,000	8.750%, 7/1/31	228,434
	Crescent Energy Finance LLC
150,000	9.250%, 2/15/28	145,688
	CrownRock LP / CrownRock Finance Inc
250,000	5.625%, 10/15/25	246,588
	EQM Midstream Partners LP
75,000	7.500%, 6/1/27	75,795
75,000	6.500%, 7/1/27	74,045
75,000	7.500%, 6/1/30	75,954
125,000	4.750%, 1/15/31	109,598
	Gulfport Energy Corp
125,000	8.000%, 5/17/26	125,726
	Harvest Midstream I LP
250,000	7.500%, 9/1/28	248,016
	Hilcorp Energy I LP / Hilcorp Finance Co
275,000	6.000%, 2/1/31	246,140
	Northern Oil and Gas Inc
200,000	8.125%, 3/1/28	196,201
50,000	8.750%, 6/15/31	49,188
	PBF Holding Co LLC / PBF Finance Corp
25,000	7.250%, 6/15/25	24,979
	Range Resources Corp
250,000	8.250%, 1/15/29	259,572
	Rockies Express Pipeline LLC
175,000	4.950%, 7/15/29	160,945
	Tallgrass Energy Partners LP /
	Tallgrass Energy Finance Corp
258,000	7.500%, 10/1/25	257,756
100,000	6.000%, 12/31/30	88,224

The accompanying notes are an integral part of these financial statements.

U.S. High Yield Fund

SCHEDULE OF INVESTMENTS at June 30, 2023 (Unaudited) (Continued)

Principal
Amount		Value
CORPORATE BONDS: 92.3% (Continued)

Energy: 12.0% (Continued)
	USA Compression Partners LP /
	USA Compression Finance Corp
$150,000	6.875%, 4/1/26	$147,048
	Venture Global Calcasieu Pass LLC
50,000	3.875%, 8/15/29	43,725
75,000	6.250%, 1/15/30	74,230
50,000	4.125%, 8/15/31	43,065
	Venture Global LNG Inc
150,000	8.125%, 6/1/28	152,114
175,000	8.375%, 6/1/31	176,099
		4,183,100

Entertainment/Film: 0.3%
	Live Nation Entertainment Inc
125,000	6.500%, 5/15/27	125,792

Environmental: 0.3%
	GFL Environmental Inc
125,000	4.375%, 8/15/29	111,390

Food & Drug Retail: 0.7%
	Albertsons Cos Inc / Safeway Inc /
	New Albertsons LP / Albertsons LLC
125,000	7.500%, 3/15/26	127,231
125,000	6.500%, 2/15/28	125,350
		252,581

Food/Beverage/Tobacco: 1.3%
	BellRing Brands Inc
225,000	7.000%, 3/15/30	226,658
	Post Holdings Inc
250,000	4.625%, 4/15/30	219,370
		446,028

Gaming: 3.6%
	Boyd Gaming Corp
250,000	4.750%, 6/15/31	223,607
	Caesars Entertainment Inc
375,000	6.250%, 7/1/25	373,569
200,000	8.125%, 7/1/27	204,841
125,000	4.625%, 10/15/29	109,256
	CDI Escrow Issuer Inc
125,000	5.750%, 4/1/30	116,777
	Churchill Downs Inc
125,000	5.500%, 4/1/27	120,308
125,000	4.750%, 1/15/28	116,058
		1,264,416

Healthcare: 8.6%
	AdaptHealth LLC
125,000	6.125%, 8/1/28	108,399
	AMN Healthcare Inc
250,000	4.625%, 10/1/27	231,653
	CHS/Community Health Systems Inc
150,000	5.625%, 3/15/27	132,338
75,000	8.000%, 12/15/27	72,555
50,000	5.250%, 5/15/30	39,437
	DaVita Inc
125,000	4.625%, 6/1/30	107,427
125,000	3.750%, 2/15/31	100,084
	Embecta Corp
100,000	5.000%, 2/15/30	83,126
	Fortrea Holdings Inc
50,000	7.500%, 7/1/30	51,241
	Heartland Dental LLC / Heartland
	Dental Finance Corp
100,000	10.500%, 4/30/28	99,625
	Legacy LifePoint Health LLC
75,000	6.750%, 4/15/25	69,284
200,000	4.375%, 2/15/27	154,302
	Medline Borrower LP
125,000	3.875%, 4/1/29	108,435
	ModivCare Inc
100,000	5.875%, 11/15/25	92,729
	MPH Acquisition Holdings LLC
250,000	5.500%, 9/1/28	213,373
	MPT Operating Partnership LP /
	MPT Finance Corp
125,000	5.250%, 8/1/26	111,247
250,000	4.625%, 8/1/29	189,281
	Prestige Brands Inc
250,000	3.750%, 4/1/31	207,296
	Prime Healthcare Services Inc
250,000	7.250%, 11/1/25	237,229
	Select Medical Corp
100,000	6.250%, 8/15/26	98,401
	Tenet Healthcare Corp
500,000	4.875%, 1/1/26	487,469
		2,994,931

Homebuilders/Real Estate: 6.0%
	Ashton Woods USA LLC / Ashton
	Woods Finance Co
75,000	6.625%, 1/15/28	71,798
	Brookfield Residential Properties Inc /
	Brookfield Residential US LLC
125,000	6.250%, 9/15/27	114,971
	Century Communities Inc
125,000	6.750%, 6/1/27	125,299
	Global Infrastructure Solutions Inc
187,000	5.625%, 6/1/29	152,622
	HAT Holdings I LLC /
	HAT Holdings II LLC
175,000	6.000%, 4/15/25	172,849
100,000	3.375%, 6/15/26	89,721
	Iron Mountain Inc
250,000	5.250%, 7/15/30	224,737

The accompanying notes are an integral part of these financial statements.

U.S. High Yield Fund

SCHEDULE OF INVESTMENTS at June 30, 2023 (Unaudited) (Continued)

Principal
Amount		Value
CORPORATE BONDS: 92.3% (Continued)

Homebuilders/Real Estate: 6.0% (Continued)
	Ladder Capital Finance Holdings LLLP /
	Ladder Capital Finance Corp
$75,000	5.250%, 10/1/25	$70,901
125,000	4.750%, 6/15/29	101,856
	M/I Homes Inc
125,000	3.950%, 2/15/30	106,732
	MasTec Inc
75,000	6.625%, 8/15/29	67,895
	RHP Hotel Properties LP /
	RHP Finance Corp
25,000	7.250%, 7/15/28	25,309
	SBA Communications Corp
175,000	3.875%, 2/15/27	160,904
	Service Properties Trust
175,000	4.350%, 10/1/24	168,453
75,000	7.500%, 9/15/25	73,692
	Starwood Property Trust Inc
50,000	3.750%, 12/31/24	46,922
125,000	3.625%, 7/15/26	107,725
	Uniti Group LP / Uniti Group
	Finance Inc / CSL Capital LLC
125,000	10.500%, 2/15/28	124,113
	VICI Properties LP / VICI Note Co Inc
125,000	4.125%, 8/15/30	110,265
		2,116,764

Hotels: 0.6%
	Hilton Domestic Operating Co Inc
125,000	3.750%, 5/1/29	111,065
	Hilton Grand Vacations Borrower
	Escrow LLC / Hilton Grand Vacations
	Borrower Esc
125,000	4.875%, 7/1/31	104,967
		216,032

Insurance: 0.3%
	Alliant Holdings Intermediate LLC /
	Alliant Holdings Co-Issuer
125,000	6.750%, 4/15/28	124,870

Leisure: 5.2%
	Carnival Corp
100,000	5.750%, 3/1/27	92,157
	Carnival Holdings Bermuda Ltd
375,000	10.375%, 5/1/28	410,495
	Life Time Inc
125,000	5.750%, 1/15/26	121,925
	NCL Corp Ltd
125,000	5.875%, 2/15/27	121,827
125,000	8.375%, 2/1/28	130,722
	Royal Caribbean Cruises Ltd
250,000	5.500%, 8/31/26	237,251
375,000	11.625%, 8/15/27	408,185
125,000	8.250%, 1/15/29	131,356
	VOC Escrow Ltd
175,000	5.000%, 2/15/28	160,722
		1,814,640

Metals/Mining: 2.1%
	ERO Copper Corp
125,000	6.500%, 2/15/30	107,977
	Hudbay Minerals Inc
125,000	4.500%, 4/1/26	116,518
125,000	6.125%, 4/1/29	115,235
	Kaiser Aluminum Corp
250,000	4.500%, 6/1/31	200,277
	Perenti Finance Pty Ltd
200,000	6.500%, 10/7/25	196,000
		736,007

Paper: 0.6%
	Enviva Partners LP / Enviva Partners
	Finance Corp
250,000	6.500%, 1/15/26	197,190

Publishing/Printing: 0.4%
	Cimpress PLC
150,000	7.000%, 6/15/26	136,263

Restaurants: 2.9%
	1011778 BC ULC / New Red Finance Inc
125,000	3.875%, 1/15/28	114,256
125,000	4.375%, 1/15/28	115,582
	Brinker International Inc
175,000	8.250%, 7/15/30	172,590
	Dave & Buster’s Inc
125,000	7.625%, 11/1/25	127,031
	IRB Holding Corp
250,000	7.000%, 6/15/25	251,579
	Yum! Brands Inc
250,000	5.375%, 4/1/32	237,883
		1,018,921

Services: 5.4%
	ADT Security Corp
75,000	4.125%, 8/1/29	64,863
	Allied Universal Holdco LLC /
	Allied Universal Finance Corp /
	Atlas Luxco 4 SARL
200,000	4.625%, 6/1/28	169,572
	Clarivate Science Holdings Corp
175,000	3.875%, 7/1/28	155,300
	EquipmentShare.com Inc
50,000	9.000%, 5/15/28	48,599
	Garda World Security Corp
100,000	4.625%, 2/15/27	91,559
75,000	7.750%, 2/15/28	74,527
	Graham Holdings Co
200,000	5.750%, 6/1/26	196,378

The accompanying notes are an integral part of these financial statements.

U.S. High Yield Fund

SCHEDULE OF INVESTMENTS at June 30, 2023 (Unaudited) (Continued)

Principal
Amount		Value
CORPORATE BONDS: 92.3% (Continued)

Services: 5.4% (Continued)
	Herc Holdings Inc
$125,000	5.500%, 7/15/27	$119,985
	Hertz Corp
75,000	4.625%, 12/1/26	67,760
75,000	5.000%, 12/1/29	62,082
	Neptune Bidco US Inc
125,000	9.290%, 4/15/29	114,932
	Ritchie Bros Holdings Inc
25,000	6.750%, 3/15/28	25,226
25,000	7.750%, 3/15/31	25,967
	TriNet Group Inc
125,000	3.500%, 3/1/29	108,784
	United Rentals North America Inc
250,000	3.750%, 1/15/32	212,051
	WESCO Distribution Inc
25,000	7.125%, 6/15/25	25,284
225,000	7.250%, 6/15/28	229,720
	ZipRecruiter Inc
100,000	5.000%, 1/15/30	85,249
		1,877,838

Steel: 1.1%
	Cleveland-Cliffs Inc
125,000	6.750%, 3/15/26	126,399
150,000	6.750%, 4/15/30	144,715
	TMS International Corp
125,000	6.250%, 4/15/29	105,129
		376,243

Super Retail: 2.8%
	Bath & Body Works Inc
125,000	6.625%, 10/1/30	120,845
125,000	6.750%, 7/1/36	112,639
	Evergreen Acqco 1 LP / TVI Inc
150,000	9.750%, 4/26/28	155,254
	Hanesbrands Inc
125,000	9.000%, 2/15/31	126,097
	LCM Investments Holdings II LLC
125,000	4.875%, 5/1/29	107,101
	LSF9 Atlantis Holdings LLC /
	Victra Finance Corp
50,000	7.750%, 2/15/26	46,605
	Macy’s Retail Holdings LLC
125,000	5.875%, 4/1/29	114,200
	Michaels Cos Inc
125,000	7.875%, 5/1/29	84,375
	Wolverine World Wide Inc
125,000	4.000%, 8/15/29	99,659
		966,775

Technology: 1.0%
	NCR Corp
125,000	5.125%, 4/15/29	110,779
	Open Text Corp
175,000	3.875%, 2/15/28	154,290
	Seagate HDD Cayman
25,000	8.250%, 12/15/29	26,134
50,000	8.500%, 7/15/31	52,494
		343,697

Telecommunications: 6.2%
	Altice Financing SA
200,000	5.000%, 1/15/28	160,050
	Altice France SA
200,000	5.500%, 1/15/28	151,295
	Cogent Communications Group Inc
250,000	7.000%, 6/15/27	242,100
	Connect Finco SARL /
	Connect US Finco LLC
200,000	6.750%, 10/1/26	194,443
	Frontier Communications Holdings LLC
125,000	5.875%, 10/15/27	114,829
125,000	8.750%, 5/15/30	122,273
150,000	8.625%, 3/15/31	145,354
	GCI LLC
250,000	4.750%, 10/15/28	213,445
	Hughes Satellite Systems Corp
175,000	6.625%, 8/1/26	163,783
	Intelsat Jackson Holdings SA
125,000	6.500%, 3/15/30	114,087
	LCPR Senior Secured Financing DAC
200,000	6.750%, 10/15/27	187,618
	Level 3 Financing Inc
125,000	3.400%, 3/1/27	106,136
	Lumen Technologies Inc
125,000	4.000%, 2/15/27	93,607
	Viasat Inc
150,000	5.625%, 9/15/25	145,470
		2,154,490

Utilities: 2.4%
	Calpine Corp
125,000	5.250%, 6/1/26	120,841
125,000	4.625%, 2/1/29	105,602
125,000	5.000%, 2/1/31	103,548
125,000	3.750%, 3/1/31	101,416
	Clearway Energy Operating LLC
250,000	3.750%, 2/15/31	207,712
	Sunnova Energy Corp
200,000	5.875%, 9/1/26	182,980
		822,099
TOTAL CORPORATE BONDS
(Cost $33,636,190)		32,268,834

The accompanying notes are an integral part of these financial statements.

U.S. High Yield Fund

SCHEDULE OF INVESTMENTS at June 30, 2023 (Unaudited) (Continued)

Principal
Amount		Value
BANK LOANS: 5.3%

Aerospace/Defense: 0.5%
	Spirit AeroSystems TL (11/22)
$148,875	9.545% (3 Months
	SOFR + 4.500%), 1/15/27 [1,2]	$149,359

Automotive & Auto Parts: 0.4%
	American Axle &
	Manufacturing TL B (12/22)
147,750	8.504% (3 Months
	SOFR + 3.500%), 12/13/29 [1,2]	147,565

Capital Goods: 0.4%
	Chart Industries TL B (12/22)
149,625	8.941% (1 Month
	SOFR + 3.750%), 3/17/30 [1,2]	149,687

Chemicals: 0.4%
	Pearls (Netherlands) BidCo
	TL (USD) (Caldic) (02/22)
148,869	8.795% (3 Months
	SOFR + 3.750%), 3/1/29 [1,2]	146,327

Containers: 0.4%
	Pactiv Evergreen Group TL B
	(Pactiv/Evergreen Packaging /
	Reynolds Group)
148,864	8.795% (1 Month
	SOFR + 3.250%), 9/24/28 [1,2]	148,601

Healthcare: 0.4%
	EyeCare Partners TL (08/22)
199,000	9.842% (3 Months
	SOFR + 4.50%), 11/15/28 [1,2]	147,923

Services: 0.3%
	Neptune BidCo US TL B
100,000	10.004% (3 Months
	SOFR + 5.000%), 4/11/29 [1,2]	88,375

Technology: 0.9%
	Ahead DB Holdings TL (04/21)
98,000	9.092% (3 Months
	SOFR + 3.750%), 10/16/27 [1,2]	91,805
	Dawn Acquisition TL
146,174	9.253% (1 Month
	SOFR + 3.750%), 12/31/25 [1,2]	90,231
	Open Text TL B
149,250	8.702% (1 Month
	SOFR + 3.500%), 1/31/30 [1,2]	150,090
		332,126

Telecommunications: 1.2%
	Altice Financing TL (12/22)
149,625	9.986% (3 Months
	SOFR + 5.000%), 10/31/27 [1,2]	145,261
	Altice France (Numericable) TL B14
100,000	10.486% (3 Months
	SOFR + 5.500%), 8/31/28 [1,2]	89,333
	Crown Subsea TL (4/21) (SubCom)
100,547	10.227% (1 Month
	SOFR + 5.000%), 4/27/27 [1,2]	100,653
	Intelsat Jackson Holdings Exit TL B
71,003	9.443% (3 Months
	SOFR + 4.250%), 2/1/29 [1,2]	70,806
		406,053

Transportation Excluding Air/Rail: 0.4%
	First Student Bidco TL B
139,551	9.342% (3 Months
	SOFR + 4.000%), 7/21/28 [1,2]	137,022
	First Student Bidco TL C
9,740	9.342% (3 Months
	SOFR + 4.000%), 7/21/28 [1,2]	9,564
		146,586
TOTAL BANK LOANS
(Cost $1,947,533)		1,862,602

SHORT-TERM INVESTMENTS

Money Market Funds: 0.4%
148,888	First American Treasury Obligations
	Fund – Institutional Class, 5.035% [3]	148,888
TOTAL SHORT-TERM INVESTMENTS
(Cost $148,888)		148,888

TOTAL INVESTMENTS IN SECURITIES: 98.0%
(Cost $35,732,611)		34,280,324
Other Assets in Excess of Liabilities: 2.0%		695,447
TOTAL NET ASSETS: 100.0%		$34,975,771

SOFR – Secured Overnight Financing Rate
[1]
Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate or other daily lending rate offered or referenced by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.

[2]	Variable rate security; rate shown is the rate in effect on June 30, 2023. An index may have a negative rate. Interest rate may also be subject to a cap or floor.
[3]	Annualized seven-day effective yield as of June 30, 2023.

The accompanying notes are an integral part of these financial statements.

Low Duration Fund

SCHEDULE OF INVESTMENTS at June 30, 2023 (Unaudited)

Principal
Amount†			Value
CORPORATE BONDS: 82.5%

Agency: 0.8%
		Airport Authority
	2,000,000	4.875%, 1/12/26	$1,986,479
		Indian Railway Finance Corp Ltd
	2,750,000	3.730%, 3/29/24	2,704,157
		Istituto per il Credito Sportivo
EUR	2,800,000	5.250%, 10/31/25	3,076,190
			7,766,826

Airlines: 1.5%
		Air France-KLM
EUR	2,600,000	3.875%, 7/1/26	2,662,587
		American Airlines Inc /
		AAdvantage Loyalty IP Ltd
	2,045,000	5.500%, 4/20/26	2,019,043
		Cathay Pacific MTN
		Financing HK Ltd
	2,440,000	4.875%, 8/17/26	2,366,986
		Delta Air Lines Inc
	1,110,000	7.000%, 5/1/25	1,133,888
		Delta Air Lines Inc /
		SkyMiles IP Ltd
	1,966,338	4.500%, 10/20/25	1,927,425
		Korean Air Lines Co Ltd
	900,000	4.750%, 9/23/25	882,695
		Mileage Plus Holdings LLC /
		Mileage Plus Intellectual
		Property Assets Ltd
	1,060,000	6.500%, 6/20/27	1,063,444
		Singapore Airlines Ltd
	1,100,000	3.000%, 7/20/26	1,030,386
		Wizz Air Finance Co BV
EUR	2,300,000	1.350%, 1/19/24	2,457,350
EUR	625,000	1.000%, 1/19/26	602,465
			16,146,269

Automotive & Auto Parts: 7.3%
		Benteler International AG
EUR	1,400,000	9.375%, 5/15/28	1,546,780
		CA Auto Bank SPA
EUR	1,750,000	0.125%, 11/16/23	1,882,956
EUR	6,225,000	4.250%, 3/24/24	6,793,226
		Continental AG
EUR	6,075,000	3.625%, 11/30/27	6,553,366
		Ford Motor Credit Co LLC
	600,000	3.810%, 1/9/24	592,063
EUR	850,000	3.250%, 9/15/25	891,932
	3,650,000	3.375%, 11/13/25	3,395,602
EUR	2,500,000	4.867%, 8/3/27	2,680,908
		Forvia
EUR	1,100,000	2.625%, 6/15/25	1,147,059
EUR	1,900,000	7.250%, 6/15/26	2,160,104
EUR	1,100,000	2.750%, 2/15/27	1,090,092
		General Motors Financial Co Inc
	1,150,000	5.100%, 1/17/24	1,146,023
EUR	2,200,000	2.200%, 4/1/24	2,364,881
	2,000,000	3.950%, 4/13/24	1,969,200
GBP	600,000	2.250%, 9/6/24	722,919
	1,170,000	4.350%, 4/9/25	1,139,977
		Genuine Parts Co
	200,000	1.750%, 2/1/25	187,407
		Harley-Davidson Financial
		Services Inc
EUR	500,000	0.900%, 11/19/24	520,129
EUR	3,000,000	5.125%, 4/5/26	3,304,976
		Hyundai Capital America
	1,825,000	1.650%, 9/17/26	1,608,297
		IHO Verwaltungs GmbH
EUR	1,600,000	3.750% Cash or 4.000%
		PIK, 9/15/26	1,633,338
EUR	2,250,000	8.750% Cash or 10.000%
		PIK, 5/15/28	2,537,726
		Jaguar Land Rover
		Automotive PLC
EUR	900,000	2.200%, 1/15/24	965,943
EUR	2,200,000	5.875%, 11/15/24	2,409,682
	1,100,000	7.750%, 10/15/25	1,105,524
EUR	1,625,000	4.500%, 7/15/28	1,554,036
		Kia Corp
	650,000	1.000%, 4/16/24	625,706
	1,990,000	2.375%, 2/14/25	1,887,184
	1,200,000	3.250%, 4/21/26	1,121,974
	3,000,000	1.750%, 10/16/26	2,657,157
		Mercedes-Benz Finance
		North America LLC
	550,000	4.950%, 3/30/25	545,975
	550,000	4.800%, 3/30/26	544,603
		Nissan Motor Co Ltd
	4,894,000	3.043%, 9/15/23	4,859,727
	2,250,000	3.522%, 9/17/25	2,093,770
EUR	700,000	2.652%, 3/17/26	715,093
		RCI Banque SA
EUR	1,090,000	3.844% (3 Month
		EURIBOR + 0.570%), 11/4/24 [1]	1,187,809
EUR	1,350,000	0.500%, 7/14/25	1,363,880
		Schaeffler AG
EUR	1,100,000	2.750%, 10/12/25	1,152,680
		Toyota Finance Australia Ltd
EUR	1,700,000	0.064%, 1/13/25	1,744,258
		ZF Europe Finance BV
EUR	800,000	2.500%, 10/23/27	764,628
		ZF Finance GmbH
EUR	3,200,000	3.000%, 9/21/25	3,315,727
			76,484,317

The accompanying notes are an integral part of these financial statements.

Low Duration Fund

SCHEDULE OF INVESTMENTS at June 30, 2023 (Unaudited) (Continued)

Principal
Amount†			Value
CORPORATE BONDS: 82.5% (Continued)

Banking: 17.2%
		Abanca Corp Bancaria SA
EUR	500,000	4.625% (5 Year Swap Rate
		EUR + 5.014%), 4/7/30 [1,3]	$514,553
		ABN AMRO Bank NV
	500,000	4.750%, 7/28/25	482,690
		AIB Group PLC
EUR	1,700,000	1.875% (5 Year Swap Rate
		EUR + 2.150%), 11/19/29 [1,3]	1,745,263
EUR	7,100,000	2.875% (5 Year Swap Rate
		EUR + 3.300%), 5/30/31 [1,3]	7,032,240
		Australia & New Zealand Banking
		Group Ltd
	2,700,000	2.950% (5 Year CMT
		Rate + 1.288%), 7/22/30 [1,3]	2,474,064
		Banco Comercial Portugues SA
EUR	600,000	3.871% (5 Year Swap Rate
		EUR + 4.231%), 3/27/30 [1,3]	563,167
		Banco de Sabadell SA
EUR	3,600,000	5.375% (5 Year Swap Rate
		EUR + 5.100%), 12/12/28 [1,3]	3,928,220
EUR	900,000	2.500% (5 Year Swap Rate
		EUR + 2.950%), 4/15/31 [1,3]	863,619
		Bank of America Corp
	1,100,000	4.000%, 1/22/25	1,069,934
	450,000	3.841% (SOFR + 1.110%),
		4/25/25 [1,3]	441,183
	1,945,000	4.827% (SOFR + 1.750%),
		7/22/26 [1,3]	1,912,355
	900,000	4.376% (SOFR + 1.580%),
		4/27/28 [1,3]	864,383
		Bank of Ireland Group PLC
EUR	1,650,000	4.875% (1 Year Swap Rate
		EUR + 2.050%), 7/16/28 [1,3]	1,799,536
EUR	1,050,000	2.375% (5 Year Swap Rate
		EUR + 2.800%), 10/14/29 [1,3]	1,093,959
EUR	3,910,000	1.375% (5 Year Swap Rate
		EUR + 1.650%), 8/11/31 [1,3]	3,710,772
		Barclays PLC
	5,000,000	1.007% (1 Year CMT
		Rate + 0.800%), 12/10/24 [1,3]	4,875,094
	1,400,000	5.829% (SOFR + 2.210%),
		5/9/27 [1,3]	1,381,609
EUR	1,100,000	1.125% (5 Year Swap Rate
		EUR + 1.550%), 3/22/31 [1,3]	1,039,996
		BBVA Bancomer SA
	5,150,000	4.375%, 4/10/24	5,074,724
		BPCE SA
	1,270,000	5.700%, 10/22/23	1,264,581
	2,510,000	5.150%, 7/21/24	2,465,259
	6,200,000	4.500%, 3/15/25	5,952,270
		CaixaBank SA
EUR	3,000,000	2.750% (5 Year Swap Rate
		EUR + 2.350%), 7/14/28 [1,3]	3,272,551
EUR	3,000,000	2.250% (5 Year Swap Rate
		EUR + 1.680%), 4/17/30 [1,3]	3,039,582
EUR	1,800,000	6.250% (1 Year Swap Rate
		EUR + 3.550%), 2/23/33 [1,3]	1,976,469
		Ceska sporitelna AS
EUR	1,200,000	6.693% (3 Month EURIBOR +
		3.700%), 11/14/25 [1,3]	1,328,105
EUR	1,700,000	5.943% (3 Month
		EURIBOR + 2.400%), 6/29/27 [1,3]	1,857,178
		Citigroup Inc
	900,000	4.140% (SOFR +
		1.372%), 5/24/25 [1,3]	884,551
	700,000	3.700%, 1/12/26	671,660
	525,000	4.658% (SOFR +
		1.887%), 5/24/28 [1,3]	512,192
		Commerzbank AG
	500,000	8.125%, 9/19/23	498,188
EUR	5,600,000	4.000% (5 Year Swap Rate
		EUR + 4.350%), 12/5/30 [1,3]	5,733,666
		Commonwealth Bank of Australia
EUR	2,500,000	1.936% (5 Year Swap Rate
		EUR + 1.450%), 10/3/29 [1,3]	2,599,659
		Cooperatieve Rabobank UA
	3,800,000	4.000% (5 Year Swap Rate
		USD + 1.892%), 4/10/29 [1,3]	3,706,813
		Danske Bank A/S
EUR	6,400,000	4.000% (1 Year Swap Rate
		EUR + 0.950%), 1/12/27 [1,3]	6,884,151
EUR	1,500,000	2.500% (5 Year Swap Rate
		EUR + 2.500%), 6/21/29 [1,3]	1,580,143
EUR	1,000,000	1.500% (5 Year Swap Rate
		EUR + 1.900%), 9/2/30 [1,3]	988,963
		Deutsche Bank AG
EUR	200,000	1.000% (3 Month EURIBOR +
		1.600%), 11/19/25 [1,3]	206,143
	2,700,000	3.961% (SOFR + 2.581%),
		11/26/25 [1,3]	2,575,425
		HSBC Holdings PLC
	1,585,000	1.162% (SOFR + 0.580%),
		11/22/24 [1,3]	1,551,389
EUR	2,550,000	3.000%, 6/30/25	2,706,152
		HSBC USA Inc
	3,325,000	5.625%, 3/17/25	3,311,734
		ING Groep NV
EUR	2,300,000	4.875% (3 Month EURIBOR +
		1.850%), 11/14/27 [1,3]	2,529,455
EUR	2,700,000	2.500% (5 Year Swap Rate
		EUR + 2.150%), 2/15/29 [1,3]	2,884,067
EUR	900,000	1.625% (5 Year Swap Rate
		EUR + 1.250%), 9/26/29 [1,3]	928,974

The accompanying notes are an integral part of these financial statements.

Low Duration Fund

SCHEDULE OF INVESTMENTS at June 30, 2023 (Unaudited) (Continued)

Principal
Amount†			Value
CORPORATE BONDS: 82.5% (Continued)

Banking: 17.2% (Continued)
		Intesa Sanpaolo SPA
	3,300,000	5.017%, 6/26/24	$3,197,551
EUR	1,500,000	5.480% (3 Month EURIBOR +
		1.900%), 9/26/24 [1]	1,648,098
EUR	1,000,000	4.375% (5 Year Swap Rate
		EUR + 4.750%), 7/12/29 [1,3]	1,079,818
		Islandsbanki HF
EUR	1,625,000	7.375%, 5/17/26	1,783,471
		KBC Group NV
	800,000	5.796% (1 Year CMT Rate +
		2.100%), 1/19/29 [1,3]	795,066
		La Banque Postale SA
EUR	1,100,000	0.875% (5 Year Swap Rate
		EUR + 1.380%), 1/26/31 [1,3]	1,054,005
		Landsbankinn HF
EUR	1,950,000	0.500%, 5/20/24	2,021,889
EUR	1,600,000	0.375%, 5/23/25	1,560,335
		Nationwide Building Society
EUR	2,000,000	1.500% (3 Month EURIBOR +
		0.930%), 3/8/26 [1,3]	2,063,515
EUR	550,000	2.000% (5 Year Swap Rate
		EUR + 1.500%), 7/25/29 [1,3]	574,370
		NatWest Group PLC
EUR	2,000,000	2.000%, 3/4/25 [6]	2,142,600
	200,000	5.847% (1 Year CMT Rate +
		1.350%), 3/2/27 [1,3]	197,894
	2,325,000	3.754% (5 Year CMT Rate +
		2.100%), 11/1/29 [1,3]	2,183,264
		NBK SPC Ltd
	750,000	1.625% (SOFR + 1.050%),
		9/15/27 [1,3]	669,757
		Nova Ljubljanska Banka dd
EUR	2,100,000	6.000% (1 Year Swap Rate
		EUR + 4.835%), 7/19/25 [1,3]	2,291,508
EUR	1,100,000	7.125% (1 Year Swap Rate
		EUR + 3.606%), 6/27/27 [1,3]	1,221,499
		Permanent TSB Group
		Holdings PLC
EUR	2,525,000	6.625% (1 Year EURIBOR +
		3.500%), 4/25/28 [1,3]	2,759,362
		Raiffeisen Bank International AG
EUR	900,000	4.125%, 9/8/25	968,713
EUR	1,000,000	1.500% (5 Year Swap Rate
		EUR + 2.150%), 3/12/30 [1,3]	940,340
		Santander UK Group Holdings PLC
EUR	1,500,000	0.391% (1 Year EURIBOR +
		0.730%), 2/28/25 [1,3]	1,588,644
		Santander UK PLC
	4,230,000	5.000%, 11/7/23	4,207,657
		Skandinaviska Enskilda Banken AB
EUR	3,750,000	4.000%, 11/9/26	4,044,907
EUR	3,000,000	1.375% (5 Year Swap Rate
		EUR + 1.350%), 10/31/28 [1,3]	3,230,786
		Societe Generale SA
	1,160,000	5.000%, 1/17/24	1,146,137
EUR	8,500,000	1.000% (5 Year Swap Rate
		EUR + 1.550%), 11/24/30 [1,3]	8,208,063
		Standard Chartered PLC
	4,690,000	6.170% (1 Year CMT Rate +
		2.050%), 1/9/27 [1,3]	4,686,679
	1,400,000	3.516% (5 Year CMT Rate +
		1.850%), 2/12/30 [1,3]	1,304,353
EUR	705,000	2.500% (5 Year Swap Rate
		EUR + 2.800%), 9/9/30 [1,3]	714,651
		State Bank of India
	3,450,000	4.375%, 1/24/24	3,418,950
		UniCredit SPA
EUR	1,600,000	4.875% (5 Year EURIBOR +
		4.739%), 2/20/29 [1,3]	1,737,609
EUR	450,000	2.000% (5 Year Swap Rate
		EUR + 2.400%), 9/23/29 [1,3]	464,022
		Virgin Money UK PLC
EUR	2,000,000	2.875% (1 Year Swap Rate
		EUR + 3.250%), 6/24/25 [1,3]	2,115,048
GBP	2,200,000	7.875% (5 Year GILT +
		7.128%), 12/14/28 [1,3]	2,774,322
GBP	1,050,000	5.125% (5 Year GILT +
		5.250%), 12/11/30 [1,3]	1,198,996
		Volksbank Wien AG
EUR	2,800,000	5.192% (5 Year Swap Rate
		EURIBOR + 2.550%), 10/6/27 [1,3]	2,924,628
		Westpac Banking Corp
	5,245,000	2.894% (5 Year CMT Rate +
		1.350%), 2/4/30 [1,3]	4,902,425
			180,597,613

Broadcasting: 0.3%
		Pinewood Finance Co Ltd
GBP	500,000	3.250%, 9/30/25	584,995
		Take-Two Interactive Software Inc
	206,000	5.000%, 3/28/26	203,979
		Warnermedia Holdings Inc
	1,200,000	3.428%, 3/15/24	1,178,456
	968,000	3.638%, 3/15/25	933,579
			2,901,009

Building Materials: 0.8%
		CRH Funding BV
EUR	2,400,000	1.875%, 1/9/24	2,590,610
		James Hardie International
		Finance DAC
EUR	2,655,000	3.625%, 10/1/26	2,766,870
	922,000	5.000%, 1/15/28	864,736
		Standard Industries Inc
EUR	2,000,000	2.250%, 11/21/26	1,943,698
			8,165,914
The accompanying notes are an integral part of these financial statements.

Low Duration Fund

SCHEDULE OF INVESTMENTS at June 30, 2023 (Unaudited) (Continued)

Principal
Amount†			Value
CORPORATE BONDS: 82.5% (Continued)

Cable/Satellite TV: 1.2%
		CCO Holdings LLC /
		CCO Holdings Capital Corp
	3,250,000	5.500%, 5/1/26	$3,171,829
		Comcast Corp
	2,525,000	4.550%, 1/15/29	2,480,165
		DISH Network Corp
	2,200,000	11.750%, 11/15/27	2,146,486
		ITV PLC
EUR	975,000	2.000%, 12/1/23	1,053,768
		United Group BV
EUR	1,000,000	7.448% (3 Month EURIBOR +
		4.125%), 5/15/25 [1]	1,086,412
EUR	1,400,000	3.125%, 2/15/26	1,337,377
EUR	1,360,000	6.573% (3 Month EURIBOR +
		3.250%), 2/15/26 [1]	1,425,586
			12,701,623

Capital Goods: 2.3%
		CNH Industrial NV
	1,000,000	4.500%, 8/15/23	998,460
		Daimler Truck Finance
		North America LLC
	2,475,000	1.625%, 12/13/24	2,330,798
	1,150,000	3.500%, 4/7/25	1,106,703
		Eaton Corp
	1,375,000	4.350%, 5/18/28	1,349,533
		Parker-Hannifin Corp
EUR	1,500,000	1.125%, 3/1/25	1,554,854
		Regal Rexnord Corp
	1,640,000	6.050%, 2/15/26	1,642,443
		Traton Finance Luxembourg SA
EUR	4,200,000	0.125%, 11/10/24	4,331,790
EUR	4,400,000	0.125%, 3/24/25	4,448,666
EUR	800,000	4.125%, 11/22/25	863,752
		Volvo Treasury AB
EUR	2,750,000	3.625%, 5/25/27	2,979,730
		Westinghouse Air Brake
		Technologies Corp
	2,525,000	4.400%, 3/15/24	2,491,703
			24,098,432

Chemicals: 2.2%
		Celanese US Holdings LLC
	3,553,000	5.900%, 7/5/24	3,546,386
		INEOS Finance PLC
EUR	3,900,000	2.875%, 5/1/26	3,912,550
EUR	1,775,000	6.625%, 5/15/28	1,907,111
		INEOS Quattro Finance 2 PLC
EUR	2,400,000	2.500%, 1/15/26	2,352,362
		International Flavors &
		Fragrances Inc
EUR	4,400,000	1.750%, 3/14/24	4,710,721
	600,000	1.230%, 10/1/25	535,072
		Nutrien Ltd
	200,000	4.900%, 3/27/28	196,247
		Orbia Advance Corp SAB de CV
	1,020,000	4.000%, 10/4/27	957,362
		Sinochem Offshore Capital Co Ltd
	950,000	1.000%, 9/23/24	893,417
	4,500,000	1.500%, 11/24/24	4,231,990
			23,243,218

Consumer-Products: 0.3%
		Haleon UK Capital PLC
	970,000	3.125%, 3/24/25	927,117
		Haleon US Capital LLC
	381,000	3.375%, 3/24/27	356,674
		Kimberly-Clark de Mexico
		SAB de CV
	1,791,000	3.250%, 3/12/25	1,717,411
			3,001,202

Containers: 1.0%
		Amcor Flexibles North America Inc
	850,000	4.000%, 5/17/25	822,083
		Ardagh Packaging Finance PLC /
		Ardagh Holdings USA Inc
EUR	2,000,000	2.125%, 8/15/26	1,946,439
		Ball Corp
EUR	3,000,000	0.875%, 3/15/24	3,197,497
		Berry Global Inc
	350,000	5.500%, 4/15/28	344,651
		Crown European Holdings SA
EUR	2,950,000	2.875%, 2/1/26	3,101,891
		Sealed Air Corp/Sealed Air Corp US
	825,000	6.125%, 2/1/28	819,775
		Trivium Packaging Finance BV
EUR	500,000	7.073% (3 Month EURIBOR +
		3.750%), 8/15/26 [1]	538,789
			10,771,125

Diversified Financial Services: 13.6%
		AerCap Ireland Capital DAC /
		AerCap Global Aviation Trust
	320,000	4.500%, 9/15/23	318,826
	2,815,000	1.150%, 10/29/23	2,770,272
	1,000,000	4.875%, 1/16/24	993,135
	1,801,000	3.150%, 2/15/24	1,767,088
	3,275,000	1.650%, 10/29/24	3,078,946
	2,039,000	2.450%, 10/29/26	1,823,106
		Air Lease Corp
	3,800,000	4.250%, 2/1/24	3,760,440
	2,560,000	2.200%, 1/15/27	2,272,136
		AIR Lease Corp Sukuk Ltd
	1,025,000	5.850%, 4/1/28	1,037,294

The accompanying notes are an integral part of these financial statements.

Low Duration Fund

SCHEDULE OF INVESTMENTS at June 30, 2023 (Unaudited) (Continued)

Principal
Amount†			Value
CORPORATE BONDS: 82.5% (Continued)

Diversified Financial Services: 13.6% (Continued)
		Aircastle Ltd
	1,200,000	4.400%, 9/25/23	$1,193,981
	3,897,000	4.125%, 5/1/24	3,793,020
	4,430,000	5.250%, 8/11/25	4,281,729
		AnaCap Financial Europe SA
		SICAV-RAIF
EUR	1,000,000	8.250% (3 Month EURIBOR +
		5.000%), 8/1/24 [1]	758,997
		Ares Capital Corp
	1,680,000	4.200%, 6/10/24	1,640,332
	1,525,000	4.250%, 3/1/25	1,455,843
	200,000	3.250%, 7/15/25	184,953
		Aviation Capital Group LLC
	1,500,000	5.500%, 12/15/24	1,468,758
	1,000,000	4.125%, 8/1/25	934,462
		Avolon Holdings Funding Ltd
	700,000	5.125%, 10/1/23	697,241
	2,130,000	5.500%, 1/15/26	2,063,496
	1,425,000	4.250%, 4/15/26	1,328,063
		AXA Logistics Europe Master SCA
EUR	575,000	0.375%, 11/15/26	540,579
		BOC Aviation Ltd
	3,000,000	6.679% (3 Month LIBOR USD +
		1.300%), 5/21/25 [1]	3,000,121
		BOC Aviation USA Corp
	1,000,000	1.625%, 4/29/24	964,949
		Credit Suisse AG
	9,525,000	6.500%, 8/8/23	9,490,329
EUR	6,300,000	5.500%, 8/20/26	6,987,286
		DAE Funding LLC
	3,850,000	1.550%, 8/1/24	3,655,616
	1,492,000	2.625%, 3/20/25	1,404,679
	3,700,000	2.625%, 3/20/25	3,483,454
		DAE Sukuk Difc Ltd
	280,000	3.750%, 2/15/26	266,470
		doValue SPA
EUR	1,750,000	5.000%, 8/4/25	1,807,628
EUR	1,050,000	3.375%, 7/31/26	966,995
		Encore Capital Group Inc
EUR	1,750,000	4.875%, 10/15/25	1,791,183
GBP	775,000	5.375%, 2/15/26	865,542
		EON International Finance BV
GBP	3,000,000	5.625%, 12/6/23	3,801,302
		Garfunkelux Holdco 3 SA
EUR	2,870,000	6.750%, 11/1/25	2,300,585
GBP	500,000	7.750%, 11/1/25	457,122
EUR	300,000	9.500% (3 Month EURIBOR +
		6.250%), 5/1/26 [1]	252,134
		Goldman Sachs Group Inc
	2,400,000	3.000%, 3/15/24	2,349,711
		Icahn Enterprises LP / Icahn
		Enterprises Finance Corp
	2,360,000	6.375%, 12/15/25	2,197,667
		ICD Funding Ltd
	1,850,000	4.625%, 5/21/24	1,824,352
		Intrum AB
EUR	2,700,000	4.875%, 8/15/25	2,449,289
EUR	150,000	3.500%, 7/15/26	122,317
		Jerrold Finco PLC
GBP	1,075,000	4.875%, 1/15/26	1,201,532
		LeasePlan Corp NV
EUR	3,000,000	0.125%, 9/13/23	3,248,765
EUR	400,000	0.250%, 9/7/26	384,226
		Macquarie Bank Ltd
	2,100,000	4.875%, 6/10/25	2,034,308
		Mirae Asset Securities Co Ltd
	500,000	2.125%, 7/30/23	498,378
	4,780,000	2.625%, 7/30/25	4,369,696
		Mitsubishi HC Capital UK PLC
EUR	425,000	–%, 10/29/24 [6]	437,114
		Morgan Stanley
	600,000	4.679% (SOFR + 1.669%),
		7/17/26 [1,3]	588,938
	2,500,000	6.138% (SOFR + 1.770%),
		10/16/26 [1,3]	2,525,995
		Nasdaq Inc
	850,000	5.350%, 6/28/28	851,622
		Navient Corp
	2,750,000	6.125%, 3/25/24	2,730,966
		ORIX Corp
EUR	4,000,000	1.919%, 4/20/26	4,103,708
		Owl Rock Capital Corp
	2,705,000	4.000%, 3/30/25	2,537,572
	1,115,000	3.750%, 7/22/25	1,033,729
		Park Aerospace Holdings Ltd
	5,320,000	5.500%, 2/15/24	5,260,639
		Power Finance Corp Ltd
	2,000,000	3.250%, 9/16/24	1,931,569
		REC Ltd
	800,000	5.250%, 11/13/23	796,776
	2,300,000	3.375%, 7/25/24	2,233,867
	200,000	3.500%, 12/12/24	192,327
	200,000	2.250%, 9/1/26	178,680
	840,000	2.750%, 1/13/27	755,252
		Sherwood Financing PLC
EUR	1,520,000	7.948% (3 Month EURIBOR +
		4.625%), 11/15/27 [1]	1,554,549
		Shriram Finance Ltd
	900,000	4.150%, 7/18/25	851,562
		SoftBank Group Corp
	750,000	3.125%, 1/6/25	708,188
	1,475,000	4.000%, 7/6/26	1,340,480
		Synchrony Financial
	3,750,000	4.875%, 6/13/25	3,564,541
		UBS AG
	8,475,000	5.125%, 5/15/24	8,345,587

The accompanying notes are an integral part of these financial statements.

Low Duration Fund

SCHEDULE OF INVESTMENTS at June 30, 2023 (Unaudited) (Continued)

Principal
Amount†			Value
CORPORATE BONDS: 82.5% (Continued)

Diversified Financial Services: 13.6% (Continued)
		UBS Group AG
EUR	300,000	4.177% (3 Month EURIBOR +
		1.000%), 1/16/26 [1]	$322,369
			143,184,363

Diversified Media: 0.2%
		Adevinta ASA
EUR	675,000	2.625%, 11/15/25	707,947
		Tencent Holdings Ltd
	1,300,000	3.800%, 2/11/25	1,263,574
			1,971,521

Energy: 2.2%
		Blue Racer Midstream LLC /
		Blue Racer Finance Corp
	2,100,000	7.625%, 12/15/25	2,124,805
		CrownRock LP / CrownRock
		Finance Inc
	2,170,000	5.625%, 10/15/25	2,140,380
		Energean Israel Finance Ltd
	2,100,000	4.500%, 3/30/24	2,079,727
		Energy Transfer LP
	1,000,000	4.250%, 4/1/24	984,856
		Galaxy Pipeline Assets Bidco Ltd
	1,422,272	1.750%, 9/30/27	1,313,125
		Plains All American Pipeline LP /
		PAA Finance Corp
	2,176,000	4.650%, 10/15/25	2,119,945
		Ras Laffan Liquefied Natural
		Gas Co Ltd 3
	377,700	5.838%, 9/30/27	382,655
	550,875	6.332%, 9/30/27	562,719
		Sabine Pass Liquefaction LLC
	1,130,000	5.750%, 5/15/24	1,128,336
		USA Compression Partners LP /
		USA Compression Finance Corp
	1,180,000	6.875%, 9/1/27	1,127,989
		Wintershall Dea Finance BV
EUR	8,400,000	0.452%, 9/25/23	9,083,645
			23,048,182

Food & Drug Retail: 0.4%
		Bellis Acquisition Co PLC
GBP	575,000	3.250%, 2/16/26	612,958
		ELO SACA
EUR	2,300,000	2.625%, 1/30/24	2,482,975
		Quatrim SAS
EUR	221,000	5.875%, 1/15/24	167,410
		Roadster Finance DAC
EUR	800,000	1.625%, 12/9/24	797,382
			4,060,725

Food/Beverage/Tobacco: 2.1%
		Bacardi Ltd / Bacardi-Martini BV
	500,000	5.250%, 1/15/29	495,970
		Bright Food Singapore
		Holdings Pte Ltd
EUR	200,000	1.375%, 6/19/24	209,404
EUR	4,150,000	1.750%, 7/22/25	4,143,900
		Coca-Cola Europacific
		Partners PLC
	1,600,000	1.500%, 1/15/27	1,412,174
		Coca-Cola Icecek AS
	900,000	4.215%, 9/19/24	873,999
		Constellation Brands Inc
	225,000	3.600%, 5/9/24	220,722
	175,000	4.350%, 5/9/27	170,735
		Kraft Heinz Foods Co
	2,250,000	3.000%, 6/1/26	2,123,243
EUR	1,300,000	2.250%, 5/25/28	1,312,748
		Louis Dreyfus Co Finance BV
EUR	1,825,000	2.375%, 11/27/25	1,899,495
		Sigma Alimentos SA de CV
EUR	2,150,000	2.625%, 2/7/24	2,319,012
		Sysco Corp
	2,700,000	3.300%, 7/15/26	2,550,773
		Viterra Finance BV
EUR	4,075,000	0.375%, 9/24/25	4,059,125
			21,791,300

Gaming: 0.9%
		Caesars Entertainment Inc
	1,000,000	6.250%, 7/1/25	996,184
		Cirsa Finance International SARL
EUR	78,431	6.250%, 12/20/23	85,458
		International Game
		Technology PLC
EUR	2,400,000	3.500%, 6/15/26	2,535,409
		Lottomatica SPA
EUR	1,500,000	5.125%, 7/15/25	1,657,133
		MGM Resorts International
	1,250,000	6.750%, 5/1/25	1,254,159
		Playtech PLC
EUR	3,000,000	4.250%, 3/7/26	3,205,226
			9,733,569

Healthcare: 3.7%
		Amgen Inc
	500,000	5.250%, 3/2/25	497,533
	500,000	5.507%, 3/2/26	498,996
		Becton Dickinson Euro
		Finance SARL
EUR	2,000,000	1.208%, 6/4/26	2,023,297
		Cheplapharm Arzneimittel GmbH
EUR	2,800,000	4.375%, 1/15/28	2,804,751
		CVS Health Corp
	1,250,000	5.000%, 1/30/29	1,238,144

The accompanying notes are an integral part of these financial statements.

Low Duration Fund

SCHEDULE OF INVESTMENTS at June 30, 2023 (Unaudited) (Continued)

Principal
Amount†			Value
CORPORATE BONDS: 82.5% (Continued)

Healthcare: 3.7% (Continued)
		GE HealthCare Technologies Inc
	2,500,000	5.550%, 11/15/24	$2,488,439
		GN Store Nord AS
EUR	760,000	0.750%, 12/6/23	809,904
EUR	2,070,000	0.875%, 11/25/24	2,107,218
		Grifols SA
EUR	2,000,000	1.625%, 2/15/25	2,108,383
		Gruenenthal GmbH
EUR	2,900,000	3.625%, 11/15/26	2,986,074
		HCA Inc
	1,980,000	5.875%, 2/15/26	1,981,347
	2,104,000	5.200%, 6/1/28	2,086,627
		IQVIA Inc
	1,675,000	5.700%, 5/15/28	1,660,344
		Kenvue Inc
	675,000	5.500%, 3/22/25	676,913
		MPT Operating Partnership LP /
		MPT Finance Corp
GBP	510,000	2.550%, 12/5/23	625,639
EUR	2,300,000	3.325%, 3/24/25	2,258,426
GBP	1,300,000	2.500%, 3/24/26	1,296,780
		Pfizer Investment
		Enterprises Pte Ltd
	350,000	4.450%, 5/19/26	345,669
	4,200,000	4.450%, 5/19/28	4,129,154
		Phoenix PIB Dutch Finance BV
EUR	400,000	2.375%, 8/5/25	417,694
		Tenet Healthcare Corp
	3,000,000	4.875%, 1/1/26	2,924,812
		UnitedHealth Group Inc
	1,467,000	4.250%, 1/15/29	1,425,234
		Werfen SA
EUR	1,800,000	4.625%, 6/6/28	1,939,632
			39,331,010

Homebuilders/Real Estate: 6.3%
		Akelius Residential Property AB
EUR	2,300,000	1.125%, 3/14/24	2,436,453
		American Tower Corp
EUR	1,000,000	0.450%, 1/15/27	947,484
	2,200,000	5.250%, 7/15/28	2,175,687
		Balder Finland Oyj
EUR	3,380,000	1.000%, 1/18/27	2,780,941
		Blackstone Property Partners
		Europe Holdings SARL
EUR	3,600,000	2.000%, 2/15/24	3,824,225
		Castellum AB
EUR	500,000	2.125%, 11/20/23	537,445
		CTP NV
EUR	2,233,000	0.625%, 11/27/23	2,388,737
EUR	400,000	0.500%, 6/21/25	389,161
		DIC Asset AG
EUR	600,000	2.250%, 9/22/26	402,235
		Digital Dutch Finco BV
EUR	2,100,000	0.625%, 7/15/25	2,084,601
		Globalworth Real Estate
		Investments Ltd
EUR	2,300,000	3.000%, 3/29/25	2,076,867
		Hammerson PLC
GBP	1,434,000	3.500%, 10/27/25	1,584,723
GBP	2,100,000	6.000%, 2/23/26	2,414,011
		HOWOGE
		Wohnungsbaugesellschaft mbH
EUR	4,500,000	–%, 11/1/24 [6]	4,618,799
		Ladder Capital Finance
		Holdings LLLP / Ladder
		Capital Finance Corp
	3,130,000	5.250%, 10/1/25	2,958,946
		Lennar Corp
	1,500,000	5.875%, 11/15/24	1,499,579
		MasTec Inc
	1,180,000	4.500%, 8/15/28	1,088,989
		NE Property BV
EUR	2,700,000	1.750%, 11/23/24	2,801,318
EUR	1,400,000	1.875%, 10/9/26	1,326,838
		P3 Group SARL
EUR	1,000,000	0.875%, 1/26/26	964,157
		Samhallsbyggnadsbolaget i
		Norden AB
EUR	650,000	1.750%, 1/14/25	588,030
		SBB Treasury Oyj
EUR	3,340,000	3.831% (3 Month EURIBOR +
		0.550%), 2/8/24 [1]	3,257,705
		Tritax EuroBox PLC
EUR	600,000	0.950%, 6/2/26	553,793
		Trust Fibra Uno
	350,000	5.250%, 12/15/24	342,370
	6,050,000	5.250%, 1/30/26	5,900,681
		VICI Properties LP /
		VICI Note Co Inc
	6,200,000	5.625%, 5/1/24	6,166,641
	2,800,000	4.500%, 9/1/26	2,647,736
	210,000	4.250%, 12/1/26	196,663
		Webuild SPA
EUR	2,425,000	5.875%, 12/15/25	2,610,467
EUR	200,000	3.875%, 7/28/26	201,323
		Weyerhaeuser Co
	4,325,000	4.750%, 5/15/26	4,249,110
			66,015,715

Hotels: 1.7%
		Hyatt Hotels Corp
	1,300,000	1.300%, 10/1/23	1,288,182
	3,985,000	1.800%, 10/1/24	3,794,061
	2,550,000	5.375%, 4/23/25	2,523,938
	1,750,000	5.750%, 1/30/27	1,745,772

The accompanying notes are an integral part of these financial statements.

Low Duration Fund

SCHEDULE OF INVESTMENTS at June 30, 2023 (Unaudited) (Continued)

Principal
Amount†			Value
CORPORATE BONDS: 82.5% (Continued)

Hotels: 1.7% (Continued)
		Marriott International Inc
	1,975,000	3.600%, 4/15/24	$1,942,140
	2,000,000	5.000%, 10/15/27	1,984,930
	725,000	4.900%, 4/15/29	705,427
		Pterosaur Capital Co Ltd
EUR	2,000,000	1.000%, 9/25/24	2,007,385
		Whitbread Group PLC
GBP	2,000,000	3.375%, 10/16/25	2,329,250
			18,321,085

Insurance: 0.3%
		Athora Holding Ltd
EUR	1,900,000	6.625%, 6/16/28	2,055,861
		Galaxy Bidco Ltd
GBP	900,000	6.500%, 7/31/26	1,043,161
		Rothesay Life PLC
GBP	450,000	8.000%, 10/30/25	570,542
			3,669,564

Leisure: 0.4%
		CPUK Finance Ltd
GBP	375,000	3.588%, 8/28/25	439,393
GBP	510,000	6.500%, 8/28/26	618,587
		Expedia Group Inc
	1,500,000	6.250%, 5/1/25	1,505,389
	1,225,000	5.000%, 2/15/26	1,208,448
			3,771,817

Metals/Mining: 0.7%
		Gold Fields Orogen
		Holdings BVI Ltd
	4,400,000	5.125%, 5/15/24	4,357,995
		Novelis Corp
	3,000,000	3.250%, 11/15/26	2,719,262
			7,077,257

Paper: 0.4%
		Fibria Overseas Finance Ltd
	2,400,000	5.500%, 1/17/27	2,404,800
		Suzano Austria GmbH
	2,100,000	6.000%, 1/15/29	2,088,555
			4,493,355

Publishing/Printing: 0.3%
		Informa PLC
EUR	2,800,000	2.125%, 10/6/25	2,915,386

Railroads: 0.3%
		Getlink SE
EUR	2,725,000	3.500%, 10/30/25	2,910,358

Services: 2.1%
		Almaviva-The Italian
		Innovation Co SPA
EUR	2,400,000	4.875%, 10/30/26	2,534,245
		Aramark International
		Finance SARL
EUR	1,500,000	3.125%, 4/1/25	1,580,989
		Arena Luxembourg
		Finance SARL
EUR	2,000,000	1.875%, 2/1/28	1,799,459
		Arrow Electronics Inc
	1,055,000	6.125%, 3/1/26	1,051,493
		Brink’s Co
	3,200,000	5.500%, 7/15/25	3,164,719
		Leasys SPA
EUR	5,925,000	4.375%, 12/7/24	6,447,937
		Loxam SAS
EUR	1,560,000	3.250%, 1/14/25	1,670,726
		PeopleCert Wisdom Issuer PLC
EUR	1,500,000	5.750%, 9/15/26	1,590,769
		Techem
		Verwaltungsgesellschaft 675 mbH
EUR	1,500,000	2.000%, 7/15/25	1,560,033
		Zenith Finco PLC
GBP	450,000	6.500%, 6/30/27	436,341
			21,836,711

Steel: 0.7%
		ArcelorMittal SA
EUR	2,200,000	2.250%, 1/17/24	2,379,338
EUR	2,550,000	4.875%, 9/26/26	2,840,386
		thyssenkrupp AG
EUR	2,100,000	2.875%, 2/22/24	2,267,068
			7,486,792

Super Retail: 0.6%
		Alibaba Group Holding Ltd
	3,000,000	3.600%, 11/28/24	2,906,743
		PVH Corp
EUR	765,000	3.625%, 7/15/24	830,851
		Travis Perkins PLC
GBP	2,000,000	4.500%, 9/7/23	2,519,050
			6,256,644

Supranational: 0.5%
		African Export-Import Bank
	1,620,000	4.125%, 6/20/24	1,583,809
		Eastern & Southern African
		Trade & Development Bank
	4,200,000	4.875%, 5/23/24	4,046,448
			5,630,257

Technology: 2.8%
		ams-OSRAM AG
EUR	2,550,000	6.000%, 7/31/25	2,490,397
		Cellnex Finance Co SA
EUR	3,800,000	2.250%, 4/12/26	3,890,532
		Clarios Global LP /
		Clarios US Finance Co
EUR	1,500,000	4.375%, 5/15/26	1,564,970

The accompanying notes are an integral part of these financial statements.

Low Duration Fund

SCHEDULE OF INVESTMENTS at June 30, 2023 (Unaudited) (Continued)

Principal
Amount†			Value
CORPORATE BONDS: 82.5% (Continued)

Technology: 2.8% (Continued)
		Competition Team
		Technologies Ltd
	3,000,000	3.750%, 3/12/24	$2,950,710
		Dell Bank International DAC
EUR	4,800,000	4.500%, 10/18/27	5,289,746
		Dell International LLC /
		EMC Corp
	2,300,000	6.020%, 6/15/26	2,338,132
		Gen Digital Inc
	1,625,000	5.000%, 4/15/25	1,592,985
		Hewlett Packard Enterprise Co
	2,040,000	5.900%, 10/1/24	2,041,103
		Oracle Corp
	2,500,000	5.800%, 11/10/25	2,528,917
		Qorvo Inc
	1,450,000	1.750%, 12/15/24	1,349,701
		Sage Group PLC
EUR	850,000	3.820%, 2/15/28	916,362
		SK Hynix Inc
	2,000,000	6.250%, 1/17/26	2,000,967
		Wipro IT Services LLC
	800,000	1.500%, 6/23/26	713,535
			29,668,057

Telecommunications: 3.1%
		Altice Financing SA
EUR	1,500,000	2.250%, 1/15/25	1,530,183
		AT&T Inc
	1,780,000	5.539%, 2/20/26	1,781,144
		Bharti Airtel International
		Netherlands BV
	2,206,000	5.350%, 5/20/24	2,192,418
		Bharti Airtel Ltd
	1,100,000	4.375%, 6/10/25	1,069,452
		CK Hutchison Holdings Ltd
EUR	1,750,000	0.375%, 10/17/23	1,889,229
		eircom Finance DAC
EUR	1,600,000	2.625%, 2/15/27	1,547,104
		Global Switch Holdings Ltd
EUR	2,625,000	1.500%, 1/31/24	2,815,678
		iliad SA
EUR	1,000,000	2.375%, 6/17/26	1,012,095
		LCPR Senior Secured
		Financing DAC
	540,000	6.750%, 10/15/27	506,567
		Matterhorn Telecom SA
EUR	1,600,000	3.125%, 9/15/26	1,628,738
		PLT VII Finance SARL
EUR	475,000	4.625%, 1/5/26	504,910
		PPF Telecom Group BV
EUR	1,600,000	3.500%, 5/20/24	1,747,340
EUR	5,100,000	2.125%, 1/31/25	5,353,336
		RCS & RDS SA
EUR	2,400,000	3.250%, 2/5/28	2,219,506
		Rogers Communications Inc
	844,000	2.950%, 3/15/25	801,365
		Sprint Spectrum Co LLC / Sprint
		Spectrum Co II LLC / Sprint
		Spectrum Co III LLC
	251,563	4.738%, 3/20/25	248,423
		Telecom Italia SPA
	1,430,000	5.303%, 5/30/24	1,392,460
		T-Mobile USA Inc
	2,510,000	2.250%, 2/15/26	2,308,705
		Verizon Communications Inc
	2,600,000	4.125%, 3/16/27	2,525,077
			33,073,730

Transportation Excluding Air/Rail: 2.8%
		Autostrade per l’Italia SPA
EUR	3,200,000	1.750%, 2/1/27	3,188,068
		DP World Ltd
EUR	4,200,000	2.375%, 9/25/26	4,330,182
		Firstgroup PLC
GBP	1,375,000	6.875%, 9/18/24	1,732,331
		Gatwick Funding Ltd
GBP	1,700,000	5.250%, 1/23/24	2,144,242
GBP	200,000	6.125%, 3/2/26	250,494
		GXO Logistics Inc
	2,175,000	1.650%, 7/15/26	1,892,141
		Heathrow Funding Ltd
GBP	1,125,000	7.125%, 2/14/24	1,430,359
		Mundys SPA
EUR	4,000,000	1.875%, 7/13/27	3,871,443
		Pelabuhan Indonesia Persero PT
	5,100,000	4.875%, 10/1/24	5,053,875
		Pelabuhan Indonesia Persero PT
	200,000	4.250%, 5/5/25	195,200
		Penske Truck Leasing Co Lp /
		PTL Finance Corp
	775,000	5.550%, 5/1/28	763,381
		Q-Park Holding I BV
EUR	1,500,000	1.500%, 3/1/25	1,573,897
EUR	1,800,000	2.000%, 3/1/27	1,684,972
		Stagecoach Group Ltd
GBP	650,000	4.000%, 9/29/25	757,542
			28,868,127

Utilities: 1.5%
		Adani Green Energy Up
	950,000	6.250%, 12/10/24	911,807
		Drax Finco PLC
EUR	4,000,000	2.625%, 11/1/25	4,170,904
		E.ON SE
EUR	5,775,000	3.500%, 1/12/28	6,253,544

The accompanying notes are an integral part of these financial statements.

Low Duration Fund

SCHEDULE OF INVESTMENTS at June 30, 2023 (Unaudited) (Continued)

Principal
Amount†			Value
CORPORATE BONDS: 82.5% (Continued)

Utilities: 1.5% (Continued)
		Hero Asia Investment Ltd
	200,000	1.500%, 11/18/23	$196,683
		Tabreed Sukuk Spc Ltd
	750,000	5.500%, 10/31/25	753,229
		Vena Energy Capital Pte Ltd
	3,300,000	3.133%, 2/26/25	3,096,338
			15,382,505
TOTAL CORPORATE BONDS
(Cost $873,699,307)			866,375,578

FOREIGN GOVERNMENT NOTES/BONDS: 7.4%

Airlines: 0.2%
		Air France-KLM
EUR	2,000,000	7.250%, 5/31/26	2,247,877

Automotive & Auto Parts: 1.3%
		RCI Banque SA
EUR	2,200,000	1.375%, 3/8/24	2,357,962
EUR	1,750,000	4.125%, 12/1/25	1,890,576
EUR	4,500,000	4.625%, 7/13/26	4,902,669
		Valeo
EUR	700,000	1.500%, 6/18/25	724,622
EUR	3,600,000	5.375%, 5/28/27	3,934,317
			13,810,146

Banking: 2.6%
		Abanca Corp Bancaria SA
EUR	2,500,000	5.500% (1 Year Swap Rate
		EUR + 2.250%), 5/18/26 [1,3]	2,712,304
EUR	2,100,000	8.375% (5 Year EURIBOR +
		5.245%), 9/23/33 [1,3]	2,294,450
		Argenta Spaarbank NV
EUR	2,600,000	5.375% (1 Year Swap Rate
		EUR + 2.750%), 11/29/27 [1,3]	2,826,204
		BNP Paribas SA
EUR	1,600,000	2.375% (5 Year Swap Rate
		EUR + 1.850%), 11/20/30 [1,3]	1,620,778
		Commerzbank AG
EUR	3,000,000	0.500%, 8/28/23	3,257,892
		Credit Agricole SA
EUR	2,300,000	1.625% (5 Year Swap Rate
		EUR + 1.900%), 6/5/30 [1,3]	2,325,818
		Deutsche Bank AG
EUR	1,500,000	4.000%, 11/29/27	1,617,842
		Hamburg Commercial Bank AG
EUR	3,600,000	6.250%, 11/18/24	3,943,481
EUR	1,400,000	0.500% (3 Month EURIBOR +
		0.900%), 9/22/26 [1,3]	1,267,269
		KBC Group NV
EUR	2,200,000	4.375% (3 Month EURIBOR +
		1.700%), 11/23/27 [1,3]	2,385,359
		Societe Generale SA
EUR	2,200,000	1.125% (5 Year Swap Rate
		EUR + 1.600%), 6/30/31 [1,3]	2,084,238
		Tatra Banka as
EUR	900,000	5.952% (3 Month EURIBOR +
		2.650%), 2/17/26 [1,3]	974,991
			27,310,626

Capital Goods: 0.2%
		Traton Finance Luxembourg SA
EUR	2,200,000	4.125%, 1/18/25	2,379,972

Containers: 0.2%
		ProGroup AG
EUR	2,000,000	3.000%, 3/31/26	2,049,966

Diversified Financial Services: 2.1%
		Aareal Bank AG
EUR	2,100,000	4.500%, 7/25/25	2,224,728
		ALD SA
EUR	6,400,000	4.750%, 10/13/25	7,047,598
EUR	4,900,000	4.250%, 1/18/27	5,332,500
		Arval Service Lease SA
EUR	700,000	4.625%, 12/2/24	766,966
EUR	4,200,000	4.125%, 4/13/26	4,542,102
EUR	2,300,000	4.750%, 5/22/27	2,534,108
			22,448,002

Homebuilders/Real Estate: 0.3%
		Kojamo Oyj
EUR	2,000,000	1.625%, 10/17/23	2,155,941
		Vonovia SE
EUR	1,300,000	4.750%, 5/23/27	1,392,527
			3,548,468

Hotels: 0.3%
		Accor SA
EUR	2,900,000	3.000%, 2/4/26	3,059,060

Telecommunications: 0.2%
		iliad SA
EUR	2,200,000	5.375%, 6/14/27	2,375,156

TOTAL FOREIGN GOVERNMENT NOTES/BONDS
(Cost $76,168,712)			79,229,273

COLLATERALIZED LOAN OBLIGATIONS: 3.3%

Collateralized Debt Obligations: 3.3%
		Anchorage Capital Europe
		CLO 8 DAC
EUR	2,400,000	5.625% (3 Month EURIBOR +
		1.950%), 7/25/35 [1]	2,614,228
		Ares European CLO XV DAC
EUR	750,000	4.127% (3 Month EURIBOR +
		0.950%), 1/15/36 [1]	789,507
The accompanying notes are an integral part of these financial statements.

Low Duration Fund

SCHEDULE OF INVESTMENTS at June 30, 2023 (Unaudited) (Continued)

Principal
Amount†			Value
COLLATERALIZED LOAN OBLIGATIONS: 3.3% (Continued)

Collateralized Debt Obligations: 3.3% (Continued)
		Aurium CLO IX DAC
EUR	500,000	4.192% (3 Month EURIBOR +
		0.950%), 10/28/34 [1]	$525,879
		Aurium Clo VIII DAC
EUR	780,000	4.418% (3 Month EURIBOR +
		0.850%), 6/23/34 [1]	824,266
		Barings Euro CLO 2019-1 DAC
EUR	500,000	4.137% (3 Month EURIBOR +
		0.960%), 10/15/34 [1]	523,658
		Blackrock European Clo XIV DAC
EUR	1,950,000	5.621% (3 Month EURIBOR +
		1.850%), 7/15/36 [1]	2,132,410
		Capital Four CLO II DAC
EUR	1,000,000	4.227% (3 Month EURIBOR +
		1.050%), 1/15/34 [1]	1,068,139
		Capital Four CLO III DAC
EUR	2,000,000	4.197% (3 Month EURIBOR +
		1.020%), 10/15/34 [1]	2,113,551
		Carlyle Global Market Strategies
		Euro CLO 2015-1 DAC
EUR	500,000	4.137% (3 Month EURIBOR +
		0.960%), 1/16/33 [1]	528,134
		CVC Cordatus Loan
		Fund VIII DAC
EUR	1,000,000	4.027% (3 Month EURIBOR +
		0.850%), 7/15/34 [1]	1,055,268
		Dunedin Park CLO DAC
EUR	500,000	4.363% (3 Month EURIBOR +
		0.980%), 11/20/34 [1]	528,402
		Euro-Galaxy VII CLO DAC
EUR	3,750,000	4.091% (3 Month EURIBOR +
		0.830%), 7/25/35 [1]	3,968,063
		Fidelity Grand Harbour
		Clo 2023-1 DAC
EUR	3,000,000	–% (3 Month EURIBOR +
		1.900%), 8/15/36 [1,3,6]	3,273,608
		Hayfin Emerald CLO I DAC
EUR	1,000,000	3.997% (3 Month EURIBOR +
		0.820%), 4/17/34 [1]	1,053,333
		Hayfin Emerald CLO X DAC
EUR	750,000	3.809% (3 Month EURIBOR +
		1.695%), 4/15/35 [1]	814,529
		Penta CLO 6 DAC
EUR	3,000,000	4.231% (3 Month EURIBOR +
		0.970%), 7/25/34 [1]	3,184,278
		Penta CLO 7 DAC
EUR	500,000	4.211% (3 Month EURIBOR +
		0.950%), 1/25/33 [1]	534,178
		RRE 15 Loan Management DAC
EUR	3,450,000	4.853% (3 Month EURIBOR +
		1.750%), 10/15/35 [1]	3,750,731
		RRE 2 Loan Management DAC
EUR	500,000	4.037% (3 Month EURIBOR +
		0.860%), 7/15/35 [1]	530,683
		RRE 6 Loan Management DAC
EUR	3,500,000	4.047% (3 Month EURIBOR +
		0.870%), 4/15/35 [1]	3,714,750
		St Paul’s CLO IX DAC
EUR	500,000	4.140% (3 Month EURIBOR +
		0.940%), 7/20/35 [1]	526,360
		Tikehau CLO II BV
EUR	800,000	4.483% (3 Month EURIBOR +
		0.990%), 9/7/35 [1]	846,968
			34,900,923
TOTAL COLLATERALIZED LOAN OBLIGATIONS
(Cost $35,380,017)			34,900,923

CONVERTIBLE BONDS: 3.4%

Banking: 3.0%
		Alpha Bank SA
EUR	3,050,000	7.500% (1 Year Swap Rate
		EUR + 5.084%), 6/16/27 [1,3]	3,416,125
		Australia & New Zealand
		Banking Group Ltd
EUR	800,000	1.125% (5 Year Swap Rate
		EUR + 1.400%), 11/21/29 [1,3]	819,116
		Banco Santander SA
EUR	7,700,000	3.750%, 1/16/26	8,278,865
		ING Groep NV
EUR	700,000	2.125% (5 Year Swap Rate
		EUR + 2.400%), 5/26/31 [1,3]	694,167
		Luminor Bank AS/Estonia
EUR	1,500,000	5.000% (3 Month EURIBOR +
		3.760%), 8/29/24 [1,3]	1,631,912
		National Australia Bank Ltd
GBP	500,000	1.699% (5 Year GILT + 1.400%),
		9/15/31 [1,3]	518,770
		Raiffeisen Schweiz Genossenschaft
EUR	4,500,000	5.230%, 11/1/27	5,059,939
EUR	2,700,000	4.840%, 11/3/28	2,950,866
		Standard Chartered PLC
	2,310,000	5.200%, 1/26/24	2,286,755
		Swedbank AB
EUR	2,700,000	3.750%, 11/14/25	2,909,458
EUR	3,000,000	1.500% (5 Year Swap Rate
		EUR + 1.280%), 9/18/28 [1,3]	3,237,022
			31,802,995
Healthcare: 0.4%
		Organon & Co / Organon Foreign
		Debt Co-Issuer BV
EUR	4,000,000	2.875%, 4/30/28	3,799,197

TOTAL CONVERTIBLE BONDS
(Cost $34,412,131)			35,602,192

The accompanying notes are an integral part of these financial statements.

Low Duration Fund

SCHEDULE OF INVESTMENTS at June 30, 2023 (Unaudited) (Continued)

Principal
Amount†			Value
BANK LOANS: 0.2%

Airlines: 0.1%
		British Airways TL
GBP	700,000	4.750% (6 Months LIBOR +
		4.650%), 2/21/26 [1,2,7]	$962,885

Technology: 0.1%

		GFK TL B (4/21)
EUR	800,000	–%, 5/10/28 [1,2,4,5]	872,417

TOTAL BANK LOANS
(Cost $1,870,913)			1,835,302

SHORT-TERM INVESTMENTS: 0.2%

Money Market Funds: 0.2%
	1,726,169	First American Treasury
		Obligations Fund – Institutional
		Class, 5.035% [8]	1,726,169

TOTAL SHORT-TERM INVESTMENTS
(Cost $1,726,169)			1,726,169

TOTAL INVESTMENTS IN SECURITIES: 97.0%
(Cost $1,023,257,249)			1,019,669,437
Other Assets in Excess of Liabilities: 3.0%			31,897,970
TOTAL NET ASSETS: 100.0%			$1,051,567,407

†	In USD unless otherwise indicated.
CMT – Constant Maturity Treasury Rate
EUR – Euro
EURIBOR – Euro Interbank Offered Rate
GBP – Great Britain Pound
GILT – United Kingdom Government Bond
LIBOR – London Interbank Offered Rate
PIK – Payment-in-Kind – represents the security may pay interest in additional par.
SOFR – Secured Overnight Financing Rate
USD – United States Dollar
[1]	Variable rate security; rate shown is the rate in effect on June 30, 2023. An index may have a negative rate. Interest rate may also be subject to a cap or floor.
[2]
Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate or other daily lending rate offered or referenced by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.

[3]	Fixed-to-variable or fixed-to-float bond; rate shown is the rate in effect on June 30, 2023. An index may have a negative rate. Interest rate may also be subject to a cap or floor.
[4]	All or a portion of the loan may be unfunded.
[5]	Denotes investments purchased on a when-issued or delayed delivery basis.
[6]	Zero coupon security.
[7]	Security is fair valued under the Board of Trustees and is categorized as a Level 3 security. Significant unobservable inputs were used to determine fair value.
[8]	Annualized seven-day effective yield as of June 30, 2023.

The accompanying notes are an integral part of these financial statements.

Low Duration Fund

SCHEDULE OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS at June 30, 2023 (Unaudited)

The Low Duration Fund had the following forward foreign currency exchange contracts outstanding with the U.S. Bank N.A.:

			U.S. Dollar Value at			U.S. Dollar Value at	Unrealized Appreciation
Settlement Date	Currency to be Delivered		June 30, 2023	Currency to be Received		June 30, 2023	(Depreciation)
7/18/23	USD	14,006,691	$14,006,691	EUR	13,000,000	$14,199,068	$192,377
7/18/23	EUR	295,000,000	322,209,622	USD	325,065,310	325,065,310	2,855,688
7/18/23	USD	3,100,445	3,100,445	GBP	2,500,000	3,175,426	74,981
7/18/23	GBP	31,400,000	39,883,354	USD	39,156,491	39,156,491	(726,863)
9/20/23	USD	3,846,011	3,846,011	EUR	3,500,000	3,835,157	(10,854)
9/20/23	EUR	261,000,000	285,993,130	USD	284,380,119	284,380,119	(1,613,011)
			$669,039,253			$669,811,571	$772,318

SCHEDULE OF SWAP CONTRACTS at June 30, 2023 (Unaudited)

The Low Duration Fund had the following credit default swap contracts outstanding with Morgan Stanley:

							Upfront	Unrealized
Reference	Buy/Sell	Fixed	Maturity	Payment	Notional		Premiums Paid	Appreciation
Obligation	Protection	Pay Rate	Date	Frequency	Amount	Value	(Received)	(Depreciation)
MKIT ITRX EUR XOVER	Buy [1]	5.000%	6/20/28	Quarterly	$13,500,000	$(85,120)	$(585,988)	$(500,868)
					$13,500,000	$(85,120)	$(585,988)	$(500,868)

[1]
If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

The accompanying notes are an integral part of these financial statements.

Muzinich Funds

STATEMENTS OF ASSETS AND LIABILITIES at June 30, 2023 (Unaudited)

	Credit
	Opportunities	U.S. High	Low
	Fund	Yield Fund	Duration Fund
ASSETS
Investments in unaffiliated securities, at value
(Cost $301,833,580, $35,732,611, and $1,023,257,249) (Note 2)	$294,018,188	$34,280,324	$1,019,669,437
Deposits at broker	509,132	—	—
Cash	87,825	11,485	38,826
Foreign currency, at value
(Cost $302,212, $—, and $13,914,596)	300,980	2,864	16,336,692
Receivables:
Fund shares sold	1,191,832	—	1,448,962
Investment securities sold	2,340,539	202,896	5,221,647
Interest receivable	3,174,603	603,867	16,755,394
Unrealized appreciation on forward foreign currency exchange contracts	—	—	3,123,047
Due from advisor, net	—	2,843	—
Prepaid expenses	27,971	36,864	122,756
Total assets	301,651,070	35,141,143	1,062,716,761

LIABILITIES
Payables
Investment securities purchased	2,855,897	43,479	5,023,171
Fund shares redeemed	246,511	—	2,806,840
Distribution to shareholders	456,568	93,074	3,590
Unrealized depreciation on forward foreign currency exchange contracts	716,409	—	2,350,729
Unrealized depreciation on swap contracts	—	—	585,988
Investment advisory fees, net	140,806	—	322,614
Fund accounting fees	9,890	6,032	—
Administration fees	17,176	3,349	—
Transfer agent fees	3,069	—	—
Audit fees	12,512	11,764	11,764
Chief Compliance Officer fees	1,136	1,132	1,140
Custody fees	3,897	—	12,524
Trustee fees	4,870	2,350	475
Shareholder service fees – Institutional Class	1,228	400	—
Other accrued expenses	9,943	3,792	30,519
Total liabilities	4,479,912	165,372	11,149,354
NET ASSETS	$297,171,158	$34,975,771	$1,051,567,407

COMPONENTS OF NET ASSETS
Paid-in capital	$327,604,762	$38,903,858	$1,087,165,111
Total distributable (accumulated) earnings (losses)	(30,433,604)	(3,928,087)	(35,597,704)
Net assets	$297,171,158	$34,975,771	$1,051,567,407

COMPONENTS OF NET ASSET VALUE (UNLIMITED SHARES AUTHORIZED)
Supra Institutional Class:
Net assets	$203,381,157	$32,447,931	$1,051,567,407
Shares of beneficial interest issued and outstanding	21,165,753	4,174,820	114,112,882
Net asset value, offering and redemption price per share	$9.61	$7.77	$9.22

Institutional Class:
Net assets	$93,790,001	$2,527,840
Shares of beneficial interest issued and outstanding	9,765,790	325,219
Net asset value, offering and redemption price per share	$9.60	$7.77

The accompanying notes are an integral part of these financial statements.

Muzinich Funds

STATEMENTS OF OPERATIONS For the Six Months Ended June 30, 2023 (Unaudited)

	Credit		Low
	Opportunities	U.S. High	Duration
	Fund	Yield Fund	Fund
INVESTMENT INCOME
Interest	$6,452,095	$1,180,735	$23,644,046
Consent income	45,814	325	9,664
Other income	1,602	605	10,033
Total investment income	6,499,511	1,181,665	23,663,743

EXPENSES
Investment advisory fees	906,059	92,468	2,348,330
Administration fees	63,549	15,719	183,206
Fund accounting fees	57,211	33,128	155,228
Custody fees	29,717	9,285	74,953
Shareholder service fees – Institutional Class	22,969	—	—
Transfer agent fees	14,327	1,957	48,182
Registration fees	19,544	19,037	47,522
Miscellaneous expenses	11,259	2,977	16,207
Audit fees	14,157	13,289	13,289
Trustees fees	7,231	7,085	14,170
Chief Compliance Officer fees	8,131	8,136	8,127
Legal fees	4,899	4,497	4,497
Reports to shareholders	2,284	402	—
Insurance expense	3,818	3,123	4,732
Interest expense	8,231	—	718
Total expenses	1,173,386	211,103	2,919,161
Less: advisory fees waived and expenses absorbed	(236,129)	(113,593)	(309,108)
Net expenses	937,257	97,510	2,610,053
Net investment income (loss)	5,562,254	1,084,155	21,053,690

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on:
Unaffiliated investments	(4,728,701)	1,384,858	(5,469,358)
Foreign currency and foreign currency transactions	115,211	31	1,188,856
Forward foreign currency exchange contracts	(2,525,007)	—	(29,954,466)
Futures contracts	53,650	—	(2,605,830)
Swap contracts	(456,343)	—	(1,407,977)
Net realized gain (loss)	(7,541,190)	1,384,889	(38,248,775)
Change in net unrealized appreciation/depreciation on:
Unaffiliated investments	8,328,103	(3,528,344)	16,558,707
Foreign currency and foreign currency translation	(19,835)	—	2,400,100
Forward foreign currency exchange contracts	474,035	—	23,421,253
Futures contracts	(313,227)	—	—
Swap contracts	—	—	274,156
Change in net unrealized appreciation/depreciation	8,469,076	(3,528,344)	42,654,216
Net realized and unrealized gain (loss) on investments	927,886	457,294	4,405,441
Net increase (decrease) in net assets resulting from operations	$6,490,140	$1,541,449	$25,459,131

The accompanying notes are an integral part of these financial statements.

Credit Opportunities Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2023	Year Ended
	(Unaudited)	December 31, 2022
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income (loss)	$5,562,254	$9,206,728
Net realized gain (loss) on investments, forward foreign currency exchange contracts,
foreign currency, foreign currency translation, futures contracts and swap contracts	(7,541,190)	(24,384,709)
Change in unrealized appreciation/depreciation on investments, forward foreign currency
exchange contracts, foreign currency, foreign currency translation, and futures contracts	8,469,076	(16,502,805)
Net increase (decrease) in net assets resulting from operations	6,490,140	(31,680,786)

DISTRIBUTIONS TO SHAREHOLDERS
From earnings:
Supra Institutional Class	(2,174,816)	(2,954,246)
Institutional Class	(953,194)	(1,235,062)
Total distributions to shareholders	(3,128,010)	(4,189,308)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from net change in outstanding shares –
Supra Institutional Class[1]	(8,426,628)	(18,319,186)
Net increase (decrease) in net assets derived from net change in outstanding shares –
Institutional Class[1]	3,685,384	(26,383,408)
Total increase (decrease) in net assets from capital share transactions	(4,741,244)	(44,702,594)
Total increase (decrease) in net assets	(1,379,114)	(80,572,688)

NET ASSETS
Beginning of period/year	298,550,272	379,122,960
End of period/year	$297,171,158	$298,550,272

[1]	Summary of share transactions is as follows:

	Six Months Ended
	June 30, 2023		Year Ended
	(Unaudited)		December 31, 2022
Supra Institutional Class:	Shares	Value	Shares	Value
Shares sold	1,421,762	$13,755,587	5,066,580	$50,495,038
Shares issued in reinvestment of distributions	138,742	1,338,281	190,238	1,843,100
Shares redeemed[2]	(2,434,254)	(23,520,496)	(7,211,365)	(70,657,324)
Net increase (decrease)	(873,750)	$(8,426,628)	(1,954,547)	$(18,319,186)

[2]	Net of redemption fees of $7,716 and $18,708, respectively.

	Six Months Ended
	June 30, 2023		Year Ended
	(Unaudited)		December 31, 2022
Institutional Class:	Shares	Value	Shares	Value
Shares sold	1,667,028	$16,114,866	3,655,430	$35,790,465
Shares issued in reinvestment of distributions	84,271	812,466	105,847	1,026,949
Shares redeemed[3]	(1,372,835)	(13,241,948)	(6,465,646)	(63,200,822)
Net increase (decrease)	378,464	$3,685,384	(2,704,369)	$(26,383,408)

[3]	Net of redemption fees of $3,452 and $8,528, respectively.

The accompanying notes are an integral part of these financial statements.

U.S. High Yield Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2023	Year Ended
	(Unaudited)	December 31, 2022
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income (loss)	$1,084,155	$1,610,898
Net realized gain (loss) on investments	(927,595)	(1,552,344)
Net change in unrealized appreciation/depreciation on investments	1,384,889	(3,528,347)
Net increase (decrease) in net assets resulting from operations	1,541,449	(3,469,793)

DISTRIBUTIONS TO SHAREHOLDERS
From earnings:
Supra Institutional Class	(1,023,417)	(1,456,056)
Institutional Class	(77,064)	(165,401)
Total distributions to shareholders	(1,100,481)	(1,621,457)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from net change in outstanding shares –
Supra Institutional Class[1]	1,769,248	9,545,078
Net increase (decrease) in net assets derived from net change in outstanding shares –
Institutional Class[1]	(384,729)	(772,476)
Total increase (decrease) in net assets from capital share transactions	1,384,519	8,772,602
Total increase (decrease) in net assets	1,825,487	3,681,352

NET ASSETS
Beginning of period/year	33,150,284	29,468,932
End of period/year	$34,975,771	$33,150,284

[1]	Summary of share transactions is as follows:

	Six Months Ended
	June 30, 2023		Year Ended
	(Unaudited)		December 31, 2022
Supra Institutional Class:	Shares	Value	Shares	Value
Shares sold	259,637	$2,028,512	1,200,467	$9,520,837
Shares issued in reinvestment of distributions	67,354	523,928	77,660	618,326
Shares redeemed[2]	(100,721)	(783,192)	(76,937)	(594,085)
Net increase (decrease)	226,270	$1,769,248	1,201,190	$9,545,078

[2]	Net of redemption fees of $— and $—, respectively.

	Six Months Ended
	June 30, 2023		Year Ended
	(Unaudited)		December 31, 2022
Institutional Class:	Shares	Value	Shares	Value
Shares sold	154,839	$1,200,000	141,026	$1,100,000
Shares issued in reinvestment of distributions	9,202	71,633	18,848	153,649
Shares redeemed[3]	(208,209)	(1,656,362)	(252,842)	(2,026,125)
Net increase (decrease)	(44,168)	$(384,729)	(92,968)	$(772,476)

[3]	Net of redemption fees of $— and $— respectively.

The accompanying notes are an integral part of these financial statements.

Low Duration Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2023	Year Ended
	(Unaudited)	December 31, 2022
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income (loss)	$21,053,690	$14,772,823
Net realized gain (loss) on investments, forward foreign currency exchange contracts,
foreign currency, and foreign currency translation	(38,248,775)	19,486,337
Change in unrealized appreciation/depreciation on investments, forward foreign currency
exchange contracts, foreign currency, and foreign currency translation	42,654,216	(45,051,838)
Net increase (decrease) in net assets resulting from operations	25,459,131	(10,792,678)

DISTRIBUTIONS TO SHAREHOLDERS
From earnings:
Supra Institutional Class	(7,099,994)	(30,455,928)
Institutional Class[1]	—	(6,296)
Total distributions to shareholders	(7,099,994)	(30,462,224)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from net change in outstanding shares –
Supra Institutional Class[2]	91,957,486	612,902,252
Net increase (decrease) in net assets derived from net change in outstanding shares –
Institutional Class[2]	—	(1,387,291)
Total increase (decrease) in net assets from capital share transactions	91,957,486	611,514,961
Total increase (decrease) in net assets	110,316,623	570,260,059

NET ASSETS
Beginning of period/year	941,250,784	370,990,725
End of period/year	$1,051,567,407	$941,250,784

[2]	Summary of share transactions is as follows:

	Six Months Ended
	June 30, 2023		Year Ended
	(Unaudited)		December 31, 2022
Supra Institutional Class:	Shares	Value	Shares	Value
Shares sold	23,149,651	$211,695,742	80,598,114	$748,908,580
Shares sold in connection with the conversion of
Institutional Class shares into Supra Institutional Class shares	—	—	142,567	1,327,298
Shares issued in reinvestment of distributions	770,596	7,089,004	3,352,014	30,414,315
Shares redeemed[3]	(13,799,792)	(126,827,260)	(18,068,126)	(167,747,941)
Net increase (decrease)	10,120,455	$91,957,486	66,024,569	$612,902,252

[3]	Net of redemption fees of $233 and $86, respectively.

The accompanying notes are an integral part of these financial statements.

Credit Opportunities Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year

	Six Months Ended
	June 30, 2023	Year Ended December 31,
Supra Institutional Class	(Unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period/year	$9.50	$10.51	$11.23	$10.90	$10.49	$10.69

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income[1]	0.18	0.27	0.32	0.30	0.35	0.29
Net realized and unrealized gain (loss) on investments	0.03	(1.15)	(0.20)	0.37	0.77	(0.27)
Total from investment operations	0.21	(0.88)	0.12	0.67	1.12	0.02
Redemption fee proceeds	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]

LESS DISTRIBUTIONS:
From net investment income	(0.10)	(0.06)	(0.42)	(0.27)	(0.31)	(0.08)
From return of capital	—	—	—	—	—	(0.02)
From net realized gain	—	(0.07)	(0.42)	(0.07)	(0.40)	(0.12)
Total distributions	(0.10)	(0.13)	(0.84)	(0.34)	(0.71)	(0.22)
Net asset value, end of period/year	$9.61	$9.50	$10.51	$11.23	$10.90	$10.49
Total return	2.22%[3]	(8.41)%	1.11%	6.30%	10.77%	0.22%

SUPPLEMENTAL DATA:
Net assets, end of period/year (millions)	$203.4	$209.4	$252.1	$321.3	$261.9	$240.1
Portfolio turnover rate	70%[3]	168%	139%	174%	293%	244%

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	0.76%[4]	0.80%	0.76%	0.75%	0.76%	0.80%
After fees waived and expenses absorbed	0.61%[4]	0.60%	0.59%	0.59%	0.59%	0.60%

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	3.54%[4]	2.54%	2.73%	2.61%	3.01%	2.61%
After fees waived and expenses absorbed	3.70%[4]	2.74%	2.90%	2.77%	3.18%	2.81%

[1]	Calculated using the average shares outstanding method.
[2]	Does not round to $0.01 or $(0.01), as applicable.
[3]	Not annualized.
[4]	Annualized.

The accompanying notes are an integral part of these financial statements.

Credit Opportunities Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year

	Six Months Ended
	June 30, 2023	Year Ended December 31,
Institutional Class	(Unaudited)	2022	2021	2020	2019	2018
Net asset value, end of period/year	$9.50	$10.50	$11.22	$10.89	$10.49	$10.69

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[1]	0.17	0.26	0.31	0.30	0.34	0.29
Net realized and unrealized gain (loss) on investments	0.03	(1.14)	(0.20)	0.36	0.76	(0.27)
Total from investment operations	0.20	(0.88)	0.11	0.66	1.10	0.02
Redemption fee proceeds	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]

LESS DISTRIBUTIONS:
From net investment income	(0.10)	(0.05)	(0.41)	(0.26)	(0.30)	(0.08)
From return of capital	—	—	—	—	—	(0.02)
From net realized gain	—	(0.07)	(0.42)	(0.07)	(0.40)	(0.12)
Total distributions	(0.10)	(0.12)	(0.83)	(0.33)	(0.70)	(0.22)
Net asset value, end of period/year	$9.60	$9.50	$10.50	$11.22	$10.89	$10.49
Total return	2.09%[3]	(8.39)%	1.02%	6.24%	10.60%	0.20%

SUPPLEMENTAL DATA:
Net assets, end of period/year (millions)	$93.8	$89.1	$127.0	$219.8	$155.5	$154.0
Portfolio turnover rate	70%[3]	168%	139%	174%	293%	244%

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	0.81%[4]	0.88%	0.84%	0.81%	0.82%	0.83%
After fees waived and expenses absorbed	0.66%[4]	0.68%	0.66%	0.65%	0.65%	0.63%

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	3.49%[4]	2.45%	2.64%	2.55%	2.95%	2.57%
After fees waived and expenses absorbed	3.65%[4]	2.65%	2.81%	2.71%	3.12%	2.77%

[1]	Calculated using the average shares outstanding method.
[2]	Does not round to $0.01 or $(0.01), as applicable.
[3]	Not annualized.
[4]	Annualized.

The accompanying notes are an integral part of these financial statements.

U.S. High Yield Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year

	Six Months Ended
	June 30, 2023	Year Ended December 31,
Supra Institutional Class	(Unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period/year	$7.68	$9.18	$9.96	$9.83	$9.11	$9.85

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[1]	0.25	0.44	0.51	0.51	0.51	0.50
Net realized and unrealized gain (loss) on investments	0.09	(1.49)	(0.08)	0.12	0.72	(0.74)
Total from investment operations	0.34	(1.05)	0.43	0.63	1.23	(0.24)

LESS DISTRIBUTIONS:
Distributions from net investment income	(0.25)	(0.44)	(0.53)	(0.50)	(0.51)	(0.50)
Distributions from net realized gain	—	(0.01)	(0.68)	—	—	—
Total distributions	(0.25)	(0.45)	(1.21)	(0.50)	(0.51)	(0.50)
Net asset value, end of period/year	$7.77	$7.68	$9.18	$9.96	$9.83	$9.11
Total return	4.50%[2]	(11.61)%	4.43%	6.60%	13.71%	(2.59)%

SUPPLEMENTAL DATA:
Net assets, end of period/year (millions)	$32.4	$30.3	$25.2	$62.9	$43.5	$29.5
Portfolio turnover rate	37%[2]	59%	96%	113%	89%	71%

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	1.26%[3]	1.37%	1.19%	0.98%	1.21%	1.63%
After fees waived and expenses absorbed	0.58%[3]	0.58%	0.58%	0.58%	0.58%	0.58%

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS
Before fees waived and expenses absorbed	5.78%[3]	4.67%	4.50%	4.97%	4.68%	4.18%
After fees waived and expenses absorbed	6.45%[3]	5.46%	5.11%	5.37%	5.30%	5.23%

[1]	Calculated using the average shares outstanding method.
[2]	Not annualized.
[3]	Annualized.

The accompanying notes are an integral part of these financial statements.

U.S. High Yield Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year

	Six Months Ended
	June 30, 2023	Year Ended December 31,
Institutional Class	(Unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period/year	$7.68	$9.19	$9.97	$9.84	$9.12	$9.86

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income[1]	0.25	0.44	0.50	0.52	0.51	0.49
Net realized and unrealized gain (loss) on investments	0.09	(1.50)	(0.07)	0.11	0.72	(0.74)
Total from investment operations	0.34	(1.06)	0.43	0.63	1.23	(0.25)

LESS DISTRIBUTIONS:
Distributions from net investment income	(0.25)	(0.44)	(0.53)	(0.50)	(0.51)	(0.49)
Distributions from net realized gain	—	(0.01)	(0.68)	—	—	—
Total distributions	(0.25)	(0.45)	(1.21)	(0.50)	(0.51)	(0.49)
Net asset value, end of period/year	$7.77	$7.68	$9.19	$9.97	$9.84	$9.12
Total return	4.50%[2]	(11.71)%	4.42%	6.81%	13.68%	(2.67)%

SUPPLEMENTAL DATA:
Net assets, end of period/year (millions)	$2.5	$2.8	$4.2	$5.9	$1.6	$0.7
Portfolio turnover rate	37%[2]	59%	96%	113%	89%	71%

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	1.24%[3]	1.37%	1.25%	0.97%	1.17%	1.68%
After fees waived and expenses absorbed	0.57%[3]	0.58%	0.59%	0.58%	0.59%	0.64%

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS
Before fees waived and expenses absorbed	5.70%[3]	4.54%	4.40%	4.97%	4.74%	4.02%
After fees waived and expenses absorbed	6.36%[3]	5.33%	5.06%	5.36%	5.32%	5.06%
[1]	Calculated using the average shares outstanding method.
[2]	Not annualized.
[3]	Annualized.

The accompanying notes are an integral part of these financial statements.

Low Duration Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year

	Six Months Ended
	June 30, 2023	Year Ended December 31,
Supra Institutional Class	(Unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period/year	$9.05	$9.73	$10.10	$10.05	$9.53	$10.27

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income[1]	0.18	0.26	0.25	0.27	0.26	0.25
Net realized and unrealized gain (loss) on investments	0.05	(0.59)	—	(0.01)	0.48	(0.17)
Total from investment operations	0.23	(0.33)	0.25	0.26	0.74	0.08
Redemption fee proceeds	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]

LESS DISTRIBUTIONS:
Distributions from net investment income	(0.06)	(0.10)	(0.62)	(0.21)	(0.13)	(0.29)
Distributions from net realized gain	—	(0.25)	—	—	(0.09)	(0.53)
Total distributions	(0.06)	(0.35)	(0.62)	(0.21)	(0.22)	(0.82)
Net asset value, end of period/year	$9.22	$9.05	$9.73	$10.10	$10.05	$9.53
Total return	2.56%[3]	(3.41)%	2.50%	2.64%	7.86%	0.79%

SUPPLEMENTAL DATA:
Net assets, end of period/year (millions)	$1,051.6	$941.3	$369.5	$592.5	$732.0	$571.9
Portfolio turnover rate	18%[3]	26%	69%	75%	47%	72%

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	0.56%[4]	0.61%	0.62%	0.62%	0.59%	0.62%
After fees waived and expenses absorbed	0.51%[4]	0.50%	0.49%	0.49%	0.49%	0.50%

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS
Before fees waived and expenses absorbed	3.98%[4]	2.71%	2.32%	2.66%	2.50%	2.32%
After fees waived and expenses absorbed	4.03%[4]	2.82%	2.46%	2.77%	2.60%	2.44%

[1]	Calculated using the average shares outstanding method.
[2]	Does not round to $0.01 or $(0.01), as applicable.
[3]	Not annualized.
[4]	Annualized.

The accompanying notes are an integral part of these financial statements.

Muzinich Funds

NOTES TO FINANCIAL STATEMENTS June 30, 2023 (Unaudited)

NOTE 1 – ORGANIZATION

The Muzinich Credit Opportunities Fund (“Credit Opportunities Fund”), Muzinich U.S. High Yield Credit Fund (“U.S. High Yield Fund”), and Muzinich Low Duration Fund (“Low Duration Fund”) (each a “Fund,” collectively the “Funds”) are diversified series of shares of beneficial interest of Professionally Managed Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.” The Funds commenced operations on January 3, 2013, March 31, 2016 and June 30, 2016, respectively.

The Funds offer two classes of shares: Institutional shares, and Supra Institutional shares (Class A shares are not available for purchase). Each class of shares has equal rights as to earnings and assets except that each class bears different distribution and shareholder servicing expenses. Each class of shares has exclusive voting rights with respect to matters that affect just that class. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains/losses on investments are allocated to each class of shares based on its relative net assets. Currently, the Credit Opportunities Fund offers Supra Institutional and Institutional Class shares, the U.S. High Yield Fund offers Supra Institutional and Institutional Class shares, and the Low Duration Fund offers Supra Institutional Class shares.

The investment objective of the Credit Opportunities Fund is primarily to provide a high level of income and capital appreciation. The investment objective of the U.S. High Yield Fund is to provide a high level of income on a risk-adjusted basis over a full market cycle. The investment objective of the Low Duration Fund is to protect capital and generate positive returns under most market conditions.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.
Security Valuation. All equity securities, which may include Real Estate Investment Trusts (“REITs”), Business Development Companies (“BDCs”) and Master Limited Partnerships (“MLPs”), that are traded on U.S. national or foreign securities exchanges are valued either at the last reported sale price on the exchange on which the security is principally traded or the exchange’s official closing price. If, on a particular day, an exchange-traded security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities, which may include REITs, BDCs and MLPs that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.

Debt securities are valued by using an evaluated mean of the bid and asked prices provided by an independent pricing service. The independent pricing service may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. In the absence of a price from a pricing service, securities are valued at their respective fair values as determined in good faith by the Valuation Committee.

Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.

Forward foreign currency exchange contracts are presented at fair value measured by the difference between the forward exchange rates (“forward rates”) at the dates of entry into the contracts and the forward rates at the reporting date, and such differences are included in the Statements of Assets and Liabilities.

Swap contracts, such as credit default swaps, total return swaps, interest rate swaps and currency swaps, are priced by an approved independent pricing service. The independent pricing service includes observable market data inputs in an evaluated valuation methodology.

Futures contracts are priced by an approved independent pricing service. Futures contracts are valued at the settlement price on the exchange on which they are principally traded.

Muzinich Funds

NOTES TO FINANCIAL STATEMENTS June 30, 2023 (Unaudited) (Continued)

Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees (the “Board”) has adopted a Valuation Policy designating Muzinich & Co., Inc. (the “Advisor”) as the Funds’ Valuation Designee. Under Rule 2a-5, the Valuation Designee shall determine the fair value of securities for which readily available market quotes are not available in accordance with procedures approved by the Board. As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis.

U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2023. See the Schedules of Investments for industry breakouts.

Credit Opportunities Fund

Description	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds	$—	$238,028,281	$—	$238,028,281
Convertible Bonds	—	2,185,939	—	2,185,939
Bank Loans	—	1,187,405	—	1,187,405
U.S. Government Notes/Bonds	—	35,958,670	—	35,958,670
Foreign Government Notes/Bonds	—	7,626,115	—	7,626,115
Short-Term Investments	6,182,931	2,848,847	—	9,031,778
Total Assets	$6,182,931	$287,835,257	$—	$294,018,188
Other Financial Instruments[1]:
Forward Foreign Currency Exchange Contracts	$—	$73,899,095	$—	$73,899,095
	$—	$73,899,095	$—	$73,899,095

[1]	Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments and are presented at the net unrealized appreciation/(depreciation) on the instruments.

Muzinich Funds

NOTES TO FINANCIAL STATEMENTS June 30, 2023 (Unaudited) (Continued)

U.S. High Yield Fund

Description	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds	$—	$32,268,834	$—	$32,268,834
Bank Loans	—	1,862,602	—	1,862,602
Short-Term Investments	148,888	—	—	148,888
Total Assets	$—	$34,131,436	$—	$34,280,324

Low Duration Fund

Description	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds	$—	$866,375,578	$—	$866,375,578
Foreign Government Notes/Bonds	—	79,229,273	—	79,229,273
Collateralized Loan Obligations	—	34,900,923	—	34,900,923
Convertible Bonds	—	35,602,192	—	35,602,192
Bank Loans[1]	—	872,417	962,885	1,835,302
Short-Term Investments	1,726,169	—	—	1,726,169
Total Assets	$1,726,169	$1,016,980,383	$962,885	$1,019,669,437
Other Financial Instruments[1]:
Forward Foreign Currency Exchange Contracts	$—	$669,811,571	$—	$669,811,571
Swaps	—	(85,120)	—	(85,120)
Total Other Financial Instruments	$—	$669,726,451	$—	$669,726,451

[1]	See Schedule of Investments for disclosure of Level 3 securities.
[2]	Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments and are presented at the net unrealized appreciation/(depreciation) on the instruments.

The following is a reconciliation of the Low Duration Fund’s Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Bank Loans	Total
Balance as of December 31, 2022	$852,199	$852,199
Acquisitions	—	—
Dispositions	—	—
Accrued discounts/premiums	9,458	9,458
Realized gain (loss)	—	—
Change in unrealized appreciation/depreciation	101,228	101,228
Transfer in and/or out of Level 3	—	—
Balance as of June 30, 2023	$962,885	$962,885
Change in unrealized appreciation/depreciation for
Level 3 investments held at June 30, 2023	$101,228	$101,228

Type of Security	Fair Value of 6/30/2023	Valuation Techniques	Unobservable Input	Input Value(s)
Bank Loans	$962,885	Comparable Securities	Adjustment to yield	94 bps

Significant increases (decreases) in any of those inputs in isolation would result in a significantly higher (lower) fair value measurement. Increases in the adjustment to yield would decrease price and decreases in the adjustment to yield would increase price.

The Adviser, as the Funds’ Valuation Designee, oversees valuation techniques.

The Funds have provided additional disclosures below regarding derivatives and hedging activity intending to improve financial reporting by enabling investors to understand how and why the Funds use forward contracts and swap contracts (types of derivatives), how they are accounted for, and how they affect an entity’s results of operations and financial position.

Muzinich Funds

NOTES TO FINANCIAL STATEMENTS June 30, 2023 (Unaudited) (Continued)

The Funds may use derivatives in various ways. The Funds may, but are not required to, use derivatives for risk management purposes or as part of its investment strategies. Derivatives are financial contracts whose values depend on, or are derived from, the value of an underlying asset, reference rate or index. The Funds may use derivatives to earn income and enhance returns, to hedge or adjust the risk profile of its portfolio, to replace more traditional direct investments and to obtain exposure to otherwise inaccessible markets.

The average notional value of forward foreign currency exchange contracts outstanding during the six months ended June 30, 2023 for the Credit Opportunities Fund and Low Duration Fund was $90,308,806 and $626,773,406, respectively. Forward foreign currency exchange contracts entered into during the six months ended June 30, 2023, were with the Bank of New York for the Credit Opportunities Fund and Low Duration Fund. The Credit Opportunities Fund’s and Low Duration Fund’s average notional value when in use of exchange traded futures contracts outstanding during the six months ended June 30, 2023 was $14,610,176 and $72,975,101 and were entered into with Morgan Stanley. The Credit Opportunities Fund entered into swap contract transactions with Bank of America, Barclays Investment Bank, BNP Paribas, Deutsche Bank Trust, Goldman Sachs, and J.P. Morgan Chase during the six months ended June 30, 2023, at an average transaction notional value of $8,250,000, $5,966,667, $7,352,778, $5,350,000, $6,025,000, and $8,200,000, respectively. The Low Duration Fund entered into swap contract transactions with Bank of America, Barclays Investment Bank, and Merrill Lynch, Inc.  during the six months ended June 30, 2023, at an average transaction notional value of $105,806, $89,350, and $173,604, respectively.

The notional amount for forward foreign currency exchange contracts is calculated based on the currency being sold converted to U.S. dollars. The average notional amount for forward foreign currency exchange contracts is calculated by the dollar value of open contracts at the end of the previous fiscal year and at each quarter end in the current fiscal year. The notional amount for futures contracts represents the U.S. dollar value of the contract as of the day of opening the transaction or latest contract reset date. The notional amount for swap contracts is the principal value. The average notional amounts are based on the notional amounts at each month end during the period for futures and the daily notional amounts for swaps.

The following tables show the effects of derivative instruments on the financial statements.

Statements of Assets and Liabilities

Fair values of derivative instruments as of June 30, 2023:

Credit Opportunities Fund

	Asset Derivatives as of June 30, 2023		Liability Derivatives as of June 30, 2023
Instrument	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Forward Foreign Currency	Unrealized Appreciation on		Unrealized Depreciation on
Exchange Contracts	Forward Foreign Currency		Forward Foreign Currency
	Exchange Contracts	$—	Exchange Contracts	$716,409
		$—		$716,409

Low Duration Fund
	Asset Derivatives as of June 30, 2023		Liability Derivatives as of June 30, 2023
Instrument	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Forward Foreign Currency	Unrealized Appreciation on		Unrealized Depreciation on
Exchange Contracts	Forward Foreign Currency		Forward Foreign Currency
	Exchange Contracts	$3,123,047	Exchange Contracts	$2,350,729
		$3,123,047		$2,350,729
Credit Default –	Unrealized Appreciation on		Unrealized Depreciation on
Swap Contracts	Swap Contracts	$—	Swap Contracts	$585,988
		$—		$585,988

Muzinich Funds

NOTES TO FINANCIAL STATEMENTS June 30, 2023 (Unaudited) (Continued)

Statements of Operations

The effect of derivative instruments on the Statements of Operations for the six months ended June 30, 2023:

Credit Opportunities Fund
	Location of Gain (Loss)	Realized Gain (Loss)	Change in Unrealized
	on Derivatives	on Derivatives	Appreciation/Depreciation on
Instrument	Recognized in Income	Recognized in Income	Derivatives Recognized in Income
Forward Foreign Currency	Net realized and unrealized
Exchange Contracts	gain (loss) on forward foreign
	currency exchange contracts	$(2,525,007)	$474,035

Futures Contracts	Net realized and unrealized
	gain (loss) on futures contracts	53,650	(313,227)

Credit Default –	Net realized and unrealized
Swap Contracts	gain (loss) on swap contracts	(456,343)	—
		$(2,927,700)	$160,808

Low Duration Fund
	Location of Gain (Loss)	Realized Gain (Loss)	Change in Unrealized
	on Derivatives	on Derivatives	Appreciation/Depreciation on
Instrument	Recognized in Income	Recognized in Income	Derivatives Recognized in Income
Forward Foreign Currency	Net realized and unrealized
Exchange Contracts	gain (loss) on forward foreign
	currency exchange contracts	$(29,954,466)	$23,421,253

Credit Default –	Net realized and unrealized
Swap Contracts	gain (loss) on swap contracts	(1,407,977)	274,156

Futures Contracts	Net realized and unrealized
	gain (loss) on futures contracts	(2,605,830)	—
		$(33,968,273)	$23,695,409
The U.S. High Yield Fund did not have derivatives activity during the six months ended June 30, 2023.

B.
Swap Contracts. A swap, which may be a customized and privately negotiated agreement or a standardized and exchange- traded contract, obligates two parties to exchange a series of cash flows at specified intervals (payment dates) based upon, or calculated by, reference to changes in specified prices or rates for a specified amount of an underlying asset (the “notional” principal amount). Swaps are entered into on a net basis (i.e., the two payment streams are netted out, with a fund receiving or paying, as applicable, only the net amount of the two payments). Examples of such swaps may include, but are not limited to, currency swaps, interest rate swaps, total return swaps, and credit default swaps. Payments received by the Funds from swap agreements will result in taxable income, either as ordinary income or capital gains. Except for currency swaps, the notional principal amount is used solely to calculate the payment streams but is not exchanged. With respect to currency swaps, actual principal amounts of currencies may be exchanged by the counterparties at the initiation, and again upon the termination, of the transaction. The swap market has grown substantially in recent years, with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become well-established and relatively liquid. The Credit Opportunities Fund and Low Duration Fund had swap contracts activity during the six months ended June 30, 2023. Realized and unrealized gains and losses are included in the Statements of Operations. The U.S. High Yield Fund did not have swap contracts activity during the six months ended June 30, 2023.

C.
Futures Contracts. Each Fund may purchase or sell futures contracts and options thereon to hedge against changes in interest rates, securities (through index futures or options) or currencies. The purchase of futures contracts may be more efficient or cost effective than actually buying the underlying securities or assets. A futures contract is an agreement that obligates the buyer to buy and the seller to sell a specified quantity of an underlying asset (or settle for cash the value of a contract based on an underlying asset, rate or index) at a specific price on the contract maturity date. Upon entering into a futures

Muzinich Funds

NOTES TO FINANCIAL STATEMENTS June 30, 2023 (Unaudited) (Continued)

contract, each Fund is required to pledge to the counterparty an amount of cash, U.S. Government securities or other high quality debt securities equal to the minimum “initial margin” requirements of the exchange or the broker. Pursuant to a contract entered into with a futures commission merchant, each Fund agrees to receive from or pay to the firm an amount of cash equal to the cumulative daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Funds as unrealized gains or losses. When the contract is closed, the Funds record a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Each Fund will cover its current obligations under futures contracts by the segregation of liquid assets or by entering into offsetting transactions or owning positions covering its obligations. The Funds’ use of futures contracts may involve risks that are different from, or possibly greater than, the risks associated with investing directly in securities or other more traditional instruments. These risks include the risk that the value of the futures contracts may not correlate perfectly, or at all, with the value of the assets, reference rates, or indexes that they are designed to track. Other risks include: an illiquid secondary market for a particular instrument and possible exchange- imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; the risk that adverse price movements in an instrument can result in a loss substantially greater than the Funds’ initial investment in that instrument (in some cases, the potential loss is unlimited); and the risk that a counterparty will not perform its obligations. The Credit Opportunities Fund and Low Duration Fund had futures contracts activity during the six months ended June 30, 2023. Realized and unrealized gains and losses are included in the Statements of Operations. The U.S. High Yield Fund did not have futures contracts activity during the six months ended June 30, 2023.

D.
Forward Foreign Currency Exchange Contracts. During the six months ended June 30, 2023, the Credit Opportunities Fund and Low Duration Fund entered into transactions to purchase or sell foreign currencies to protect the U.S. dollar value of the underlying non-U.S. portfolio securities against the effect of possible adverse movements in foreign exchange rates. When entering into a forward foreign currency exchange contract, the Funds agree to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. The unrealized gain or loss on the contracts and the forward rates at the reporting date is included in the Statements of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statements of Operations. The U.S. High Yield Fund did not have forward foreign currency exchange contract activity during the six months ended June 30, 2023.

E.
Foreign Currency. Foreign currency amounts, other than the cost of investments, are translated into U.S. dollar values based upon the spot exchange rate prior to the close of regular trading. The cost of investments is translated at the rates of exchange prevailing on the dates the portfolio securities were acquired. The Funds include foreign exchange gains and losses from interest receivable and other foreign currency denominated payables and receivables in “Change in net unrealized appreciation/depreciation on foreign currency translation” and “Net realized gain (loss) on foreign currency.” The Funds do not isolate that portion of realized and unrealized gain (loss) on investments resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in the market price of securities for financial reporting purposes. Fluctuations in foreign exchange rates on investments are thus included in “Change in net unrealized appreciation/depreciation on investments” and “Net realized gain (loss) on investments” as shown in the Statements of Operations.

F.
Federal Income Taxes. Each Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, each Fund intends to declare each year as dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

Net capital losses incurred after October 31, and within the taxable year, are deemed to arise on the first business day of each Fund’s next taxable year.

As of the most recent fiscal year end December 31, 2022, the Low Duration Fund deferred, on a tax basis, post-October losses of $28,888,295 and late-year losses $903,902. The Credit Opportunities Fund and U.S. High Yield Fund did not defer any post-October losses or late-year losses as of December 31, 2022.

Muzinich Funds

NOTES TO FINANCIAL STATEMENTS June 30, 2023 (Unaudited) (Continued)

As of December 31, 2022, the Funds had the following capital loss carryovers, which do not expire and retain their original character.

	Credit Opportunities Fund	U.S. High Yield Fund	Low Duration Fund
Short-Term Capital Loss Carryovers	$15,470,228	$825,827	$—
Long-Term Capital Loss Carryovers	2,938,982	712,436	—
Total	$18,409,210	$1,538,263	$—

As of June 30, 2023, the Funds did not have any tax positions that did not meet the “more likely-than-not” threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Funds identify their major tax jurisdictions as U.S. Federal and the Commonwealth of Massachusetts; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially.

G.
Securities Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends and interest have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

H.
Distributions to Shareholders. Distributions to shareholders from net investment income for the Credit Opportunities Fund normally are declared and paid on a quarterly basis. Distributions to shareholders from net investment income for the U.S. High Yield Fund and Low Duration Fund normally are declared and paid on a monthly basis. Distributions are recorded on the ex-dividend date. Distributions to shareholders from net realized gains for the Funds normally are declared and paid on an annual basis, if applicable.

I.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period. Actual results could differ from those estimates.

J.
Share Valuation. The net asset value (“NAV”) per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share for each Fund is equal to each Fund’s net asset value per share. The Funds charge a 1% redemption fee on shares held less than 90 days. The fee is deducted from the redemption proceeds otherwise payable to the shareholder. The Funds will retain the fee charged as paid-in capital and such fees become part of that Funds’ daily NAV calculation.

K.
Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

L.
Illiquid Securities. Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Board approved liquidity risk management program that requires, among other things, that the Funds limit their illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any investment that each Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment.

M.
Variable and Floating Rate Securities. The Funds may invest in variable and floating rate securities. Fixed income securities that have variable or floating rates of interest may, under certain limited circumstances, have varying principal amounts. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to one or more interest rate indices or market interest rates (the “underlying index”). The interest paid on these securities is a function primarily of the underlying index upon which the interest rate adjustments are based. These adjustments

Muzinich Funds

NOTES TO FINANCIAL STATEMENTS June 30, 2023 (Unaudited) (Continued)

minimize changes in the market value of the obligation. Similar to fixed rate debt instruments, variable and floating rate instruments are subject to changes in value based on changes in market interest rates or changes in the issuer’s creditworthiness. The rate of interest on securities may be tied to U.S. Government Securities or indices on those securities as well as any other rate of interest or index.

Variable and floating rate demand notes of corporations are redeemable upon a specified period of notice. These obligations include master demand notes that permit investment of fluctuating amounts at varying interest rates under direct arrangements with the issuer of the instrument. The issuer of these obligations often has the right, after a given period, to prepay the outstanding principal amount of the obligations upon a specified number of days’ notice.

Certain securities may have an initial principal amount that varies over time based on an interest rate index, and, accordingly, a Fund might be entitled to less than the initial principal amount of the security upon the security’s maturity. A Fund intends to purchase these securities only when the Advisor believes the interest income from the instrument justifies any principal risks associated with the instrument. The Advisor may attempt to limit any potential loss of principal by purchasing similar instruments that are intended to provide an offsetting increase in principal. There can be no assurance that the Advisor will be able to limit the effects of principal fluctuations and, accordingly, a Fund may incur losses on those securities even if held to maturity without issuer default.

N.
When-Issued Securities and Forward Commitments. The Funds may purchase securities offered on a “when-issued” and “forward commitment” basis (including a delayed delivery basis). Securities purchased on a “when-issued” or “forward commitment basis” are securities not available for immediate delivery despite the fact that a market exists for those securities. A purchase is made on a “delayed delivery” basis when the transaction is structured to occur sometime in the future.

When these transactions are negotiated, the price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs within two months after the transaction, but delayed settlements beyond two months may be negotiated. During the period between a commitment and settlement, no payment is made for the securities purchased by the purchaser and, thus, no interest accrues to the purchaser from the transaction. At the time a Fund makes the commitment to purchase securities on a when-issued basis or forward commitment, the Fund will record the transaction as a purchase and thereafter reflect the value each day of such securities in determining its NAV. No when-issued or forward commitments will be made by a Fund if, as a result, more than 5% of the Fund’s total assets would be committed to such transactions.

O.
Deposits at Broker. Deposits at broker represents amounts that are held by third parties under certain of the Funds’ derivative transactions. Such deposits are excluded from cash and equivalents in the Statements of Assets and Liabilities. Interest income earned on such deposits is recorded in “Other income” on the Statements of Operations, if applicable.

P.
Offsetting Agreements. The Funds may be subject to netting arrangements, which govern the terms of certain transactions with counterparties. The arrangements allow the Funds to close out and net its total exposure to a counterparty in the event of a default with respect to all transactions governed under a single agreement with a counterparty.

The following table presents derivative financial instruments that are subject to enforceable netting arrangements, collateral arrangements or other similar agreements as of June 30, 2023:

Credit Opportunities Fund

		Gross Amounts Offset	Net Amounts Presented		Cash Collateral
		in the Statements	in the Statements	Financial	Pledged
Description	Gross Amounts	of Assets and Liabilities	of Assets and Liabilities	Instruments	(Received)	Net Amount
Assets
Forward foreign
currency exchange
contracts	$—	$—	$—	$—	$—	$—
Liabilities
Forward foreign
currency exchange
contracts	716,409	—	716,409	—	—	716,409

Muzinich Funds

NOTES TO FINANCIAL STATEMENTS June 30, 2023 (Unaudited) (Continued)

Low Duration Fund		Gross Amounts Offset	Net Amounts Presented		Cash Collateral
		in the Statements	in the Statements	Financial	Pledged
Description	Gross Amounts	of Assets and Liabilities	of Assets and Liabilities	Instruments	(Received)	Net Amount
Assets
Forward foreign
currency exchange
contracts	$3,123,047	$—	$3,123,046	$(394,913)	$—	$2,728,134
Credit Default –
Swap Contracts	—	—	—	—	—	—
Liabilities
Forward foreign
currency exchange
contracts	2,350,729	—	2,350,729	(394,913)	—	1,955,816
Credit Default –
Swap Contracts	585,988	—	585,988	—	—	585,988

The above forward foreign currency exchange contracts had Bank of New York as their counterparty.

Q.
Recently Issued Accounting Pronouncements. In June 2022, the FASB issued Accounting Standards Update 2022-03, which amends Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”). ASU 202203 clarifies guidance for fair value measurement of an equity security subject to a contractual sale restriction and establishes new disclosure requirements for such equity securities. ASU 2022-03 is effective for fiscal years beginning after December 15, 2023 and for interim periods within those fiscal years, with early adoption permitted. Management is currently evaluating the impact of these amendments on their financial statements.

In October 2022, the Securities and Exchange Commission (the “SEC”) adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendment.

In December 2022, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2022-06, Reference Rate Reform (Topic 848) – Deferral of the Sunset Date of Topic 848 (“ASU 2022-06”). ASU 2022-06 is an amendment to ASU 2020-04, which provided optional guidance to ease the potential accounting burden due to the discontinuation of the LIBOR and other interbank-offered based reference rates and which was effective as of March 12, 2020 through December 31, 2022. ASU 2022-06 extends the effective period through December 31, 2024. Management is currently evaluating the impact, if any, of applying ASU 2022-06.

R.
Subsequent Events. In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. The Funds have determined that there were no subsequent events that would need to be disclosed in the Funds’ financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Muzinich & Co., Inc. (the “Advisor”) provides the Funds with investment management services under an Investment Advisory Agreement (the “Advisory Agreement”). Under the Advisory Agreement, the Advisor furnishes all investment advice, office space, facilities, and most of the personnel needed by each Fund. As compensation for its services, the Advisor is entitled to receive a monthly fee. For the Credit Opportunities Fund, the Advisor is entitled to a monthly fee at the annual rate of 0.60% based upon the average daily net assets of the Fund. For the U.S. High Yield Fund, the Advisor is entitled to a monthly fee at the annual rate of 0.55% based upon the average daily net assets of the Fund. For the Low Duration Fund, the Advisor is entitled to a monthly fee at the annual rate of 0.45% based upon the average daily net assets of the Fund. The investment advisory fees incurred by the Funds for the six months ended June 30, 2023, are disclosed in the Statements of Operations. The investment advisory fees incurred are paid monthly to the Advisor, net of any monthly waiver or reimbursement discussed below.

Muzinich Funds

NOTES TO FINANCIAL STATEMENTS June 30, 2023 (Unaudited) (Continued)

The Advisor has contractually agreed to waive its fees and reimburse certain expenses (excluding taxes, interest expenses, interest on short positions, portfolio transaction expenses, acquired fund fees and expenses, extraordinary expenses, Rule 12b-1 fees, shareholder servicing fees and any other class specific expenses) to limit total expenses to 0.60%, 0.58% and 0.50% of the Credit Opportunities Fund’s, U.S. High Yield Fund’s and Low Duration Fund’s average daily net assets, respectively. The Operating Expenses Limitation Agreements have an indefinite term and may be terminated at any time, and without payment of any penalty, by the Board, on behalf of the Funds, upon sixty (60) days’ written notice to the Advisor. Any fees waived and/or Fund expenses absorbed by the Advisor pursuant to an agreed-upon expense cap shall be reimbursed by the Funds to the Advisor, if so requested by the Advisor, any time before the end of the third year following the fee waiver and/or expense absorption, provided the aggregate amount of the Funds’ current operating expenses for such year does not exceed the lesser expense cap in place at the time of waiver or at the time of reimbursement. The Funds must pay their current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses. Any such reimbursement is also contingent upon the Board’s review and approval. The amounts of fees waived and expenses absorbed by the Advisor during the six months ended June 30, 2023, are disclosed in the Statements of Operations. Any amount due from the Advisor is paid monthly to the Funds, if applicable.

As of June 30, 2023, the remaining cumulative amounts that may be recouped by the Advisor on behalf of the Funds are shown in the following tables. The Advisor may recapture a portion of the unreimbursed amounts no later than the dates as stated.

Expiration	Credit Opportunities Fund	U.S. High Yield Fund	Low Duration Fund
December 31, 2023	$705,367	$225,751	$608,830
December 31, 2024	759,811	221,222	453,932
December 31, 2025	666,995	233,047	596,208
June 30, 2025	236,129	113,593	309,108
Total	$2,368,302	$793,613	$1,968,078

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), acts as the Funds’ administrator, fund accountant and transfer agent. In those capacities Fund Services maintains the Funds’ books and records, calculates the Funds’ NAV, prepares various federal and state regulatory filings, coordinates the payment of fund expenses, reviews expense accruals and prepares materials supplied to the Board. The officers of the Trust and the Chief Compliance Officer are also employees of Fund Services. Fees paid by the Funds to Fund Services for these services for the six months ended June 30, 2023, are disclosed in the Statements of Operations.

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. U.S. Bank N.A. serves as custodian to the Funds. U.S. Bank N.A. is an affiliate of Fund Services.

The Funds have adopted a Distribution Plan in accordance with Rule 12b-1 under the 1940 Act with respect to Class A shares. The Distribution Plan provides that the U.S. High Yield Fund and Low Duration Fund may pay a fee to the Distributor, at an annual rate of up to 0.25% of the average daily net assets of Class A shares. No distribution fees are paid by Supra Institutional or Institutional Class shares. These fees may be used by the Distributor to provide compensation for sales support, distribution activities, or shareholder servicing activities. As of June 30, 2023, Class A shares are not offered for the U.S. High Yield Fund and Low Duration Fund.

Pursuant to a Shareholder Service Plan adopted by the Trust and established by the Funds with respect to the Class A shares and Institutional Class shares of the Funds, the Advisor is authorized to provide, or arrange for others to provide, personal shareholder services relating to the servicing and maintenance of shareholder accounts not otherwise provided to the Funds (“Shareholder Servicing Activities”). Under the Shareholder Service Plan, the Advisor may enter into shareholder service agreements with securities broker- dealers and other securities professionals who provide Shareholder Servicing Activities for their clients invested in the Funds. The shareholder servicing fees incurred by the Funds for the six months ended June 30, 2023, are disclosed in the Statements of Operations. As of June 30, 2023, Class A shares are not offered for the U.S. High Yield Fund and Low Duration Fund.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

For the six months ended June 30, 2023, the cost of purchases and proceeds from the sales and maturities of securities, excluding short-term investments, were as follows:

	Purchases	Sales/Maturities
Credit Opportunities Fund	$199,251,236	$208,701,851
U.S. High Yield Fund	13,292,826	12,110,696
Low Duration Fund	303,990,905	174,375,119

Muzinich Funds

NOTES TO FINANCIAL STATEMENTS June 30, 2023 (Unaudited) (Continued)

For the six months ended June 30, 2023, the cost of purchases and proceeds from the sales and maturities of long-term U.S. Government obligations included in the above, were as follows:

	Purchases	Sales/Maturities
Credit Opportunities Fund	$71,150,440	$86,613,095

There were no purchases or sales/maturities of long-term U.S. Government securities for the U.S. High Yield Fund or Low Duration Fund during the six months ended June 30, 2023.

NOTE 5 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the six months ended June 30, 2023, and the year ended December 31, 2022, was as follows:

	Ordinary Income
	June 30, 2023	December 31, 2022
Credit Opportunities Fund	$3,128,010	$2,492,808
U.S. High Yield Fund	1,100,481	1,594,661
Low Duration Fund	7,099,994	15,860,634

	Long-Term Capital Gains[1]
	June 30, 2023	December 31, 2022
Credit Opportunities Fund	$—	$1,696,500
U.S. High Yield Fund	—	26,796
Low Duration Fund	—	14,601,590

[1]	Designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3).

The Funds also designate as distributions of long-term gains, to the extent necessary to fully distribute such capital gains, earnings and profits distributed to shareholders on the redemption of shares.

The cost basis of investments for federal income tax purposes as of the most recent fiscal year ended December 31, 2022, was as follows:

	Credit
	Opportunities	U.S. High	Low Duration
	Fund	Yield Fund	Fund
Cost of Investments	$307,545,333	$35,242,160	$897,820,759
Gross tax unrealized appreciation	2,013,351	104,044	17,018,391
Gross tax unrealized depreciation	(18,561,140)	(2,955,270)	(41,274,211)
Net tax unrealized appreciation (depreciation)	(16,547,789)	(2,851,226)	(24,255,820)
Undistributed ordinary income (loss)	1,128,010	20,434	—
Undistributed long-term capital gains (losses)	—	—	—
Total distributable earnings	1,128,010	20,434	—
Other distributable (accumulated) gains (losses)	(18,375,955)	(1,538,263)	(29,701,021)
Total distributable (accumulated) earnings (losses)	$(33,795,734)	$(4,369,055)	$(53,956,841)

NOTE 6 – CREDIT FACILITY

U.S. Bank N.A. has made available to the Credit Opportunities Fund, U.S. High Yield Fund and Low Duration Fund credit facilities pursuant to a separate Loan and Security Agreement for temporary or extraordinary purposes. Credit facility details for the six months ended June 30, 2023, are as follows:

Credit Opportunities Fund

Maximum available credit	$15,000,000
Largest amount outstanding on an individual day	—
Average daily loan outstanding when in use	—
Credit facility outstanding as of June 30, 2023	—
Average interest rate when in use	0.00%

Muzinich Funds

NOTES TO FINANCIAL STATEMENTS June 30, 2023 (Unaudited) (Continued)

U.S. High Yield Fund

Maximum available credit	$4,000,000
Largest amount outstanding on an individual day	—
Average daily loan outstanding when in use	—
Credit facility outstanding as of June 30, 2023	—
Average interest rate when in use	0.00%

Low Duration Fund

Maximum available credit	$50,000,000
Largest amount outstanding on an individual day	10,657,000
Average daily loan outstanding when in use	3,795,333
Credit facility outstanding as of June 30, 2023	—
Average interest rate when in use	7.67%

Interest expense for the six months ended June 30, 2023, is disclosed in the Statements of Operations, if applicable.

NOTE 7 – RISKS ASSOCIATED WITH THE DISCONTINUATION OF THE LONDON INTERBANK OFFERED RATE (“LIBOR”)

The Funds invest significantly in corporate bonds that have interest rate provisions linked to LIBOR. LIBOR is used extensively in the U.S. and globally as a “benchmark” or “reference rate” for such loans. It is expected that a number of private-sector banks currently reporting information used to set LIBOR will stop doing so after June 30, 2023, when their current reporting commitment ends, which could either cause LIBOR to stop publication immediately or cause LIBOR’s regulator to determine that its quality has degraded to the degree that it is no longer representative of its underlying market. The expected discontinuation of LIBOR may impact the functioning, liquidity, and value of these investments.

NOTE 8 – THE HOSTILITIES IN UKRAINE

On February 24, 2022, Russia commenced a military attack on Ukraine. The outbreak of hostilities between the two countries could result in more widespread conflict and could have a severe adverse effect on the region and the markets. In addition, sanctions imposed on Russia by the United States and other countries, and any sanctions imposed in the future could have a significant adverse impact on the Russian economy and related markets. The price and liquidity of investments may fluctuate widely as a result of the conflict and related events. How long such conflict and related events will last and whether it will escalate further cannot be predicted, nor its effect on the Funds.

Muzinich Funds

EXPENSE EXAMPLES For the Six Months Ended June 30, 2023 (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including investment advisory fees,  service fees, and other Fund expenses.  These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.  These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2023 – June 30, 2023).

Actual Expenses

The “Actual” lines for each respective class of the following tables provide information about actual account values based on actual returns and actual expenses. You will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by Fund Services, the Funds’ transfer agent.  If you request that a redemption be made by wire transfer, Fund Services currently charges a $15.00 fee.  The Funds charge a redemption fee equal to 1.00% of the net amount of the redemption if you redeem shares within 90 calendar days after you purchase them.  To the extent the Funds invest in shares of other investment companies as part of their strategies, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invest in addition to the expenses of the Funds.  Actual expenses of the underlying funds may vary.  These expenses are not included in the following examples.

The following examples include, but are not limited to, investment advisory fees, shareholder servicing fees, fund accounting fees, fund administration fees, custody fees, and transfer agent fees.  However, the following examples do not include portfolio trading commissions and related expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line for each respective class of the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Funds and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees.  Therefore, each hypothetical line of the tables is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Credit Opportunities Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
	1/1/23	6/30/23	1/1/2023 – 6/30/2023[1]
Supra Institutional Class Actual	$1,000.00	$1,022.20	$3.06
Hypothetical (5% annual return before taxes)	$1,000.00	$1,021.77	$3.06

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
	1/1/23	6/30/23	1/1/2023 – 6/30/2023[1]
Institutional Class Actual	$1,000.00	$1,020.90	$3.31
Hypothetical (5% annual return before taxes)	$1,000.00	$1,021.52	$3.31

[1]
Expenses are equal to the annualized net expense ratio for the most recent six-month period.  The annualized six-month expense ratios for Supra Institutional Class and Institutional Class shares were 0.61% and 0.66% (reflecting fee waivers in effect), respectively, multiplied by the average account value over the period multiplied by 181/365 (to reflect the one half-year period).

Muzinich Funds

EXPENSE EXAMPLES For the Six Months Ended June 30, 2023 (Unaudited) (Continued)

U.S. High Yield Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
	1/1/23	6/30/23	1/1/2023 – 6/30/2023[2]
Supra Institutional Class Actual	$1,000.00	$1,045.00	$2.94
Hypothetical (5% annual return before taxes)	$1,000.00	$1,021.92	$2.91

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
	1/1/23	6/30/23	1/1/2023 – 6/30/2023[2]
Institutional Class Actual	$1,000.00	$1,045.00	$2.89
Hypothetical (5% annual return before taxes)	$1,000.00	$1,021.97	$2.86

Low Duration Fund
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
	1/1/23	6/30/23	1/1/2023 – 6/30/2023[3]
Supra Institutional Class Actual	$1,000.00	$1,025.60	$2.56
Hypothetical (5% annual return before taxes)	$1,000.00	$1,022.27	$2.56

[2]
Expenses are equal to the annualized net expense ratio for the most recent six-month period.  The annualized six-month expense ratios for Supra Institutional Class and Institutional Class shares were 0.58% and 0.57% (reflecting fee waivers in effect), respectively, multiplied by the average account value over the period multiplied by 181/365 (to reflect the one half-year period).

[3]
Expenses are equal to the annualized net expense ratio for the most recent six-month period.  The annualized six-month expense ratios for Supra Institutional Class shares were 0.51% (reflecting fee waivers in effect), multiplied by the average account value over the period multiplied by 181/365 (to reflect the one half-year period).

Muzinich Funds

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

Each Fund has adopted a liquidity risk management program (the “program”). The Board has designated a committee of the Advisor to serve as the administrator of the program. Personnel of Muzinich conduct the day-to-day operation of the program pursuant to policies and procedures administered by the committee.

Under the program, the committee manages each Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. This risk  is managed by monitoring the degree of liquidity of each Fund’s investments, limiting the amount of each Fund’s illiquid investments, and utilizing various risk management tools and facilities available to each Fund for meeting shareholder redemptions, among other means. The committee’s process of determining the degree of liquidity of each Fund’s investments is supported by one or more third-party liquidity assessment vendors.

The Board reviewed a report prepared by the committee regarding the operation and effectiveness of the program for the period January 1, 2022 through December 31, 2022. No significant liquidity events impacting the Funds were noted in the report. In addition, the Advisor provided its assessment that the program had been effective in managing each Fund’s liquidity risk.

Muzinich Funds

INFORMATION ABOUT PROXY VOTING (Unaudited)

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-855-MUZINICH (1-855-689-4642). Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent period ended June 30 is available without charge, upon request, by calling 1-855-MUZINICH (1-855-689-4642). Furthermore, you can obtain the Funds’ proxy voting records on the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Part F of Form N-PORT. The Funds’ Form N-PORT is available on the SEC’s website at www.sec.gov. The Funds’ Form N-PORT may also be obtained by calling toll-free 1-855-MUZINICH (1-855-689-4642).

INFORMATION ABOUT HOUSEHOLDING (Unaudited)

Each year, you are automatically sent an updated prospectus as well as annual and semi-annual reports for the Funds, if applicable. To reduce expenses, the Funds may mail only one copy of each Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at 1-855-MUZINICH (1-855-689-4642) (or contact your financial institution). We will begin sending you individual copies thirty days after receiving your request.

INFORMATION ABOUT THE FUNDS’ TRUSTEES (Unaudited)

The Statement of Additional Information (“SAI”) includes additional information about the Funds’ Trustees and is available without charge, upon request, by calling 1-855-MUZINICH (1-855-689-4642). Furthermore, you can obtain the SAI on the SEC’s web site at www.sec.gov or the Funds’ website at www.muzinichusfunds.com.

Muzinich Funds

PRIVACY NOTICE (Unaudited)

The Funds collect non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;

•	Information you give us orally; and

•	Information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Funds. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility. We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public information with the same high degree of confidentiality.

In the event that you hold shares of a Fund through a financial intermediary, including, but not limited to, a brokerdealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

 (This Page Intentionally Left Blank.)

Advisor
MUZINICH & CO., INC
450 Park Avenue
New York, New York 10022

Distributor
QUASAR DISTRIBUTORS, LLC
111 East Kilbourne Avenue, Suite 2200
Milwaukee, Wisconsin 53202

Custodian
U.S. BANK N.A.
Custody Operations
1555 North RiverCenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent, Fund Accountant,
and Fund Administrator
U.S. BANCORP FUND SERVICES, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
TAIT, WELLER & BAKER LLP
Two Liberty Place
50 South 16th Street, Suite 2900
Philadelphia, Pennsylvania 19102-2529

Legal Counsel
SULLIVAN & WORCESTER LLP
1633 Broadway, 32nd Floor
New York, New York 10019

Fund	Class	Symbol	CUSIP
Muzinich Credit Opportunities Fund	Supra Institutional Class	MZCSX	74316J532
	Institutional Class	MZCIX	74316J540

Muzinich U.S. High Yield Credit Fund	Supra Institutional Class	MZHSX	74316J565
	Institutional Class	MZHIX	74316J573

Muzinich Low Duration Fund	Supra Institutional Class	MZLSX	74316P132

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has adopted a nominating committee charter that contains the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.  There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees for the period.

Item 11. Controls and Procedures.

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to previous Form N-CSR filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)   /s/ Jason Hadler
 Jason Hadler, President/Principal Executive Officer

Date    September 7, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)   /s/ Jason Hadler
 Jason Hadler, President/Principal Executive Officer

Date    September 7, 2023

By (Signature and Title)   /s/ Craig Benton
 Craig Benton, Treasurer/Principal Financial Officer

Date    September 7, 2023

* Print the name and title of each signing officer under his or her signature